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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number   811-08367

Evergreen Municipal Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:    (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for five of its series, Evergreen California Municipal Bond Fund, Evergreen Connecticut Municipal Bond Fund, Evergreen New Jersey Municipal Bond Fund, Evergreen New York Municipal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund, for the year ended March 31, 2008. These five series have a March 31 fiscal year end.

Date of reporting period: March 31, 2008

Item 1 – Reports to Stockholders.

Evergreen California Municipal Bond Fund

Evergreen

CALIFORNIA MUNICIPAL BOND FUND

Annual Report
as of March 31, 2008

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
26	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
27	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen California Municipal Bond Fund for the twelve-month period ended March 31, 2008 (the “twelve-month period”).

The fiscal year was a period of significant change in the capital markets as investors grew increasingly apprehensive that the economy was starting to weaken dramatically. Economic growth had appeared strong at the start of the fiscal year, with persistently solid gains in corporate profits and employment encouraging optimism. The backdrop for investing began to change by the summer of 2007, however, amid widening worries about problems in the Financials sector. Investors feared weakness in housing and problems in the subprime mortgage industry could pull the domestic economy into recession. Major financial institutions began to report substantial losses from their exposures to subprime mortgages and banks started to tighten their credit standards and to restrict their lending. With fears of a dramatic downturn hovering over the market, fixed income investors sought out the highest-quality securities and attempted to avoid credit risk. As a consequence, the prices of corporate bonds and many asset-backed securities fell, while Treasuries rallied in a general flight to quality. At the same time, equity prices were buffeted by news of falling profits, weakening housing, slowing employment, rising inflationary pressures and growing credit problems. Stock valuations fell across all market capitalizations, investment styles and regions. In this environment, the prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

1

LETTER TO SHAREHOLDERS continued

The U.S. economy grew at a healthy pace early in 2007, but then started to show signs of slowing in the final half of 2007 and the first quarter of 2008. Economic growth decelerated as lending for ordinary consumer and commercial activity dried up, accentuating the weakening effects of declining home prices. Corporate profits, employment and other key economic indicators showed clear evidence of deterioration. Gross Domestic Product growth slowed to just 0.6% during the final quarter of 2007 and the first quarter of 2008. To reinvigorate the economy and stimulate lending activity, the Federal Reserve Board (the “Fed”) became increasingly aggressive, taking a series of steps to pour liquidity into the financial system. Starting in September 2007 and continuing through April 2008, the Fed cut the key fed funds rate seven different times, lowering the influential short-term rate from 5.25% to 2%. In March 2008, the central bank also opened its lending facilities to securities firms as well as commercial banks and intervened to help JPMorgan Chase & Co. purchase the collapsing investment bank Bear Stearns Cos. Congress and the Bush administration, meanwhile, rushed through a $168 billion fiscal stimulus bill, which included tax rebate checks, in an effort to boost growth in the second half of 2008.

During this period of change in the capital markets, the management team for Evergreen’s state municipal bond funds maintained a disciplined strategy, seeking both total return and yield, while assessing interest rate and credit trends and the supply and demand forces affecting the tax-exempt market in each state.

We believe the experiences in the capital markets during the twelvemonth period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE

as of March 31, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Mathew M. Kiselak†

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2008.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/2/1997

	Class A	Class B	Class C	Class I
Class inception date	11/8/2002	11/8/2002	11/8/2002	4/2/1997

Nasdaq symbol	EOCAX	EOCBX	EOCCX	EOCIX

Average annual return*

1-year with sales charge	-5.42%	-6.22%	-2.40%	N/A

1-year w/o sales charge	-0.70%	-1.45%	-1.45%	-0.45%

5-year	1.73%	1.65%	2.00%	3.03%

10-year	3.82%	3.93%	3.93%	4.49%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 11/11/2002 is based on the performance of Select shares of the fund’s predecessor fund, OFFIT California Municipal Fund. The historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not and Select shares did not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

† Effective December 10, 2007, Mr. Kiselak replaced Michael Pietronico as lead portfolio manager of the fund.

Comparison of a $10,000 investment in the Evergreen California Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers 5-Year Municipal Bond Index (LB5YMBI) and the Consumer Price Index (CPI).

The LB5YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned -0.70% for the twelve-month period ended March 31, 2008 (the “twelve-month period”), excluding any applicable sales charges. During the same period, the LB5YMBI returned 6.19%.

The fund’s objective is to seek current income exempt from federal income taxes, other than the alternative minimum tax, and California state income tax as part of a long-term strategy of achieving tax-advantaged total return. The fiscal year was a period in which problems that originated in the subprime mortgage market spread through the credit markets, affecting municipal bonds as well as taxable securities. As the yield curve, which reflects the yield differences between shorter and longer maturities, steepened, shorter-maturity securities outperformed. In a general flight-to-quality in fixed income markets, high-quality bonds outperformed lower-quality bonds. The municipal market had been relatively stable from the beginning of the fiscal year in April 2007 through mid-August, when the full brunt of the effects of the subprime mortgage meltdown began to be felt. The widening global credit crunch led to a growing risk-aversion and lagging performance by everything rated below AAA. The yield spreads—or difference in yields between high grade and lower-rated securities—widened, with prices falling for most lower-rated securities. In the final quarter of 2007, the growing problems in credit markets led to continued volatility and a general re-pricing of municipal debt as the subprime loan crisis undermined confidence in bond insurers. News broke that many of the municipal bond insurers, who also insure other taxable debt, had exposure to subprime loans. As a consequence, insured bonds began trading at levels reflecting their underlying credit merits, as if they had no insurance. Liquidity also was an issue in the municipal market as well as other parts of the capital markets. Banks and financial institutions became reluctant to lend to each other, despite the efforts of the Federal Reserve to pour new liquidity into the markets. These problems extended into the first quarter of 2008, which continued to be hit with volatility and illiquidity. Over the twelve-month period, but especially in the final six months of the fiscal year, high grade bonds outperformed other parts of the municipal bond market. Short- to intermediate-maturity bonds also outperformed longer maturities as fears about the impact of a deceleration in the economy were balanced with worries about rising inflationary pressures. During the fiscal year, the fund merged with the former Atlas California Municipal Bond Fund, which had a heavy emphasis on longer-maturity municipal securities. After the merger of these funds in May 2007, the fund’s portfolio was primarily focused on long-maturity bonds. At the end of the fiscal year, the average maturity of fund holdings was 10.5 years. Average credit quality was AA. The fund’s longer-maturity composition was the primary factor holding back results relative to the benchmark in a period of dramatic underperformance by long-maturity bonds. The fund’s exposure to hospital bonds, which accounted for approximately 12% of net assets at the end of the fiscal year, also had a negative, but more modest, influence, on performance during a period when lower-rated securities underperformed.

The fund’s investments in general obligation municipal securities contributed positively to results. At the end of the fiscal year, approximately 32% of net assets were invested in general obligation bonds.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of March 31, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2007 to March 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2007	3/31/2008	Period*

Actual
Class A	$ 1,000.00	$989.91	$ 4.28
Class B	$ 1,000.00	$986.16	$ 7.99
Class C	$ 1,000.00	$986.16	$ 7.99
Class I	$ 1,000.00	$991.16	$ 3.04
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.70	$ 4.34
Class B	$ 1,000.00	$ 1,016.95	$ 8.12
Class C	$ 1,000.00	$ 1,016.95	$ 8.12
Class I	$ 1,000.00	$ 1,021.95	$ 3.08

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.86% for Class A, 1.61% for Class B, 1.61% for Class C and 0.61% for Class I), multiplied by the average account value over the period, multiplied by 183 / 366 days.

6

FINANCIALHIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS A	2008	2007	2006	2005	2004

Net asset value, beginning of period	$ 11.02	$10.90	$11.02	$11.33	$11.14

Income from investment operations
Net investment income (loss)	0.39	0.35	0.35	0.32	0.28
Net realized and unrealized gains or losses on investments	(0.46)	0.21	(0.03)[1]	(0.20)	0.29

Total from investment operations	(0.07)	0.56	0.32	0.12	0.57

Distributions to shareholders from
Net investment income	(0.40)	(0.35)	(0.34)	(0.32)	(0.28)
Net realized gains	(0.03)	(0.09)	(0.10)	(0.11)	(0.10)

Total distributions to shareholders	(0.43)	(0.44)	(0.44)	(0.43)	(0.38)

Net asset value, end of period	$ 10.52	$11.02	$10.90	$11.02	$11.33

Total return[2]	(0.70%)	5.17%	2.99%	1.09%	5.26%

Ratios and supplemental data
Net assets, end of period (thousands)	$302,452	$7,900	$4,633	$8,411	$8,368
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.85%	0.94%	0.94%	0.98%	1.03%
Expenses excluding waivers/reimbursements and expense reductions	0.90%	0.99%	0.98%	0.99%	1.03%
Net investment income (loss)	3.75%	3.17%	3.14%	2.92%	2.53%
Portfolio turnover rate	16%	32%	21%	68%	134%

1 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

2 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS B	2008	2007	2006	2005	2004

Net asset value, beginning of period	$11.02	$10.90	$11.02	$11.33	$11.14

Income from investment operations
Net investment income (loss)	0.32	0.27	0.27	0.25	0.21
Net realized and unrealized gains or losses on investments	(0.48)	0.21	(0.02)[1]	(0.21)	0.28

Total from investment operations	(0.16)	0.48	0.25	0.04	0.49

Distributions to shareholders from
Net investment income	(0.31)	(0.27)	(0.27)	(0.24)	(0.20)
Net realized gains	(0.03)	(0.09)	(0.10)	(0.11)	(0.10)

Total distributions to shareholders	(0.34)	(0.36)	(0.37)	(0.35)	(0.30)

Net asset value, end of period	$10.52	$11.02	$10.90	$11.02	$11.33

Total return[2]	(1.45%)	4.40%	2.28%	0.38%	4.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 868	$1,017	$1,137	$1,141	$ 831
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.63%	1.69%	1.69%	1.69%	1.74%
Expenses excluding waivers/reimbursements and expense reductions	1.63%	1.69%	1.69%	1.69%	1.74%
Net investment income (loss)	2.91%	2.43%	2.38%	2.22%	1.91%
Portfolio turnover rate	16%	32%	21%	68%	134%

1 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of the portfolio.

2 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended March 31,

CLASS C	2008	2007	2006	2005	2004

Net asset value, beginning of period	$11.02	$10.90	$11.02	$11.33	$11.14

Income from investment operations
Net investment income (loss)	0.31	0.27	0.27	0.25	0.21
Net realized and unrealized gains or losses on investments	(0.47)	0.21	(0.02)[1]	(0.21)	0.28

Total from investment operations	(0.16)	0.48	0.25	0.04	0.49

Distributions to shareholders from
Net investment income	(0.31)	(0.27)	(0.27)	(0.24)	(0.20)
Net realized gains	(0.03)	(0.09)	(0.10)	(0.11)	(0.10)

Total distributions to shareholders	(0.34)	(0.36)	(0.37)	(0.35)	(0.30)

Net asset value, end of period	$10.52	$11.02	$10.90	$11.02	$11.33

Total return[2]	(1.45%)	4.40%	2.28%	0.38%	4.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,138	$4,228	$4,445	$4,049	$4,326
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.63%	1.69%	1.69%	1.69%	1.74%
Expenses excluding waivers/reimbursements and expense reductions	1.63%	1.69%	1.69%	1.69%	1.74%
Net investment income (loss)	2.90%	2.43%	2.39%	2.21%	1.86%
Portfolio turnover rate	16%	32%	21%	68%	134%

1 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

2 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIALHIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended March 31,

CLASS I	2008	2007	2006	2005	2004

Net asset value, beginning of period	$ 11.02	$ 10.90	$ 11.02	$ 11.33	$ 11.14

Income from investment operations
Net investment income (loss)	0.42	0.38	0.38	0.36	0.32
Net realized and unrealized gains or losses on investments	(0.47)	0.21	(0.02)[1]	(0.20)	0.29

Total from investment operations	(0.05)	0.59	0.36	0.16	0.61

Distributions to shareholders from
Net investment income	(0.42)	(0.38)	(0.38)	(0.36)	(0.32)
Net realized gains	(0.03)	(0.09)	(0.10)	(0.11)	(0.10)

Total distributions to shareholders	(0.45)	(0.47)	(0.48)	(0.47)	(0.42)

Net asset value, end of period	$ 10.52	$ 11.02	$ 10.90	$ 11.02	$ 11.33

Total return	(0.45%)	5.44%	3.30%	1.39%	5.57%

Ratios and supplemental data
Net assets, end of period (thousands)	$23,626	$27,401	$39,989	$41,798	$42,162
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.63%	0.69%	0.69%	0.69%	0.74%
Expenses excluding waivers/reimbursements and expense reductions	0.63%	0.69%	0.69%	0.69%	0.74%
Net investment income (loss)	3.91%	3.43%	3.39%	3.20%	2.84%
Portfolio turnover rate	16%	32%	21%	68%	134%

1 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redempti ons of Fund shares in relation to fluctuating market values for the portfolio.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

March 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 98.3%
EDUCATION 4.3%
California Dev. Auth. RB, Thomas Jefferson Sch. of Law, Ser. A, 4.875%,
10/01/2035	$500,000	$519,775
California Edl. Facs. Auth. RB, Univ. of Redlands, 5.00%, 06/01/2033	2,715,000	2,642,781
California Edl. Facs. Auth. RRB:
College of Arts & Crafts, 5.75%, 06/01/2025	2,000,000	1,965,600
Santa Clara Univ., 5.00%, 09/01/2023, (Insd. by MBIA)	3,750,000	3,931,125
Stanford Univ., Ser. R, 5.00%, 11/01/2021	2,000,000	2,067,440
San Diego Cnty., CA COP, Univ. of San Diego, 5.25%, 10/01/2028	1,000,000	1,005,710
University of California RRB, Ser. A, 5.00%, 11/01/2025	2,000,000	2,022,500

		14,154,931

GENERAL OBLIGATION - LOCAL 23.1%
Beverly Hills, CA Unified Sch. Dist. Refunding GO, 5.50%, 05/01/2018	990,000	1,118,334
Capistrano, CA Unified Sch. Dist. GO, Ser. C, 5.50%, 08/01/2022	1,215,000	1,288,568
Chaffey, CA Unified High Sch. Dist. GO, Ser. C, 5.375%, 05/01/2023	2,955,000	3,128,961
El Monte, CA City Sch. Dist. GO, Election of 1999 Proj., Ser. C, 5.25%,
05/01/2029, (Insd. by FGIC)	3,980,000	4,462,018
El Monte, CA Unified Sch. Dist. GO, 5.25%, 06/01/2020, (Insd. by FGIC)	5,000,000	5,265,150
Elk Grove, CA Unified Sch. Dist. Spl. Tax Refunding GO, Cmnty. Facs. Dist. Proj.,
6.50%, 12/01/2024, (Insd. by AMBAC)	1,500,000	1,797,855
Fontana, CA Unified Sch. Dist. GO, Ser. A, 5.25%, 08/01/2031	5,000,000	5,091,250
Fresno, CA Unified Sch. Dist. Refunding GO, Ser. A, 6.00%, 08/01/2026	3,000,000	3,122,130
Hartnell, CA Cmnty. College Dist. GO, Election of 2002 Proj., Ser. B:
5.25%, 06/01/2025	2,755,000	2,871,784
5.25%, 06/01/2026	2,900,000	3,006,952
Kaweah Delta, CA Hlth. Care Dist. GO, Election of 2003 Proj., 5.25%,
08/01/2028	5,370,000	5,485,562
Kern, CA High Sch. Dist. GO, Election of 1990 Proj., Ser. C, 6.25%, 08/01/2012	1,200,000	1,367,148
Lodi, CA Unified Sch. Dist. GO:
5.00%, 08/01/2019	2,990,000	3,069,385
5.00%, 08/01/2022	4,195,000	4,268,245
Long Beach, CA Unified Sch. Dist. GO, Election of 1999 Proj., Ser. C, 5.00%,
08/01/2021	2,245,000	2,282,043
Los Angeles, CA GO, Ser. A, 5.00%, 09/01/2018, (Insd. by MBIA)	1,000,000	1,051,220
Los Banos, CA Unified Sch. Dist. GO, Election of 1995 Proj., 5.00%, 08/01/2025	1,005,000	1,010,759
Mount Diablo, CA Unified Sch. Dist. GO, 5.00%, 08/01/2024	1,000,000	1,015,590
Natomas, CA Unified Sch. Dist. Refunding GO, 5.95%, 09/01/2021	1,000,000	1,109,200
Riverside, CA Cmnty. College Dist. GO, Ser. A, 5.50%, 08/01/2029	20,000	20,744
Riverside, CA Cmnty. College Dist. Refunding GO, 5.00%, 08/01/2021	750,000	784,485
Riverside, CA Unified Sch. Dist. GO, Election of 2001 Proj., Ser. B, 4.25%,
08/01/2021	200,000	195,744
Rowland, CA Unified Sch. Dist. GO, Election of 2000 Proj., Ser. B, 5.25%,
08/01/2023	2,115,000	2,228,258
San Diego, CA GO, Pub. Safety Communications Proj., 6.50%, 07/15/2009	1,525,000	1,601,906
San Jose, CA GO, Parks and Public Safety Proj., 5.00%, 09/01/2021	3,830,000	3,950,951

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
San Jose, CA Unified Sch. Dist. GO, Ser. A:
5.00%, 08/01/2021	$1,745,000	$1,799,810
5.00%, 08/01/2022	3,700,000	3,838,084
Sanger, CA Unified Sch. Dist. Refunding GO, 5.60%, 08/01/2023	2,530,000	2,674,615
Santa Ana, CA Unified Sch. Dist. GO, 5.375%, 08/01/2019	1,065,000	1,115,470
Santa Clara, CA Unified Sch. Dist. GO, Election of 1997 Proj., 5.00%, 07/01/2021	1,795,000	1,842,173
Santa Rosa, CA High Sch. Dist. GO, Election of 2002 Proj., 5.00%, 08/01/2019	630,000	650,179
Upland, CA Unified Sch. Dist. GO, Election of 2000 Proj., Ser. B, 5.125%,
08/01/2025	1,000,000	1,019,310
Val Verde, CA Unified Sch. Dist. Refunding GO, 5.25%, 01/01/2025	1,000,000	1,121,580
Vallejo City, CA Unified Sch. Dist. GO, Ser. A, 5.90%, 02/01/2017	1,000,000	1,075,530
Westside, CA Unified Sch. Dist. Refunding GO, Ser. C, 6.00%, 08/01/2014	300,000	349,872

		76,080,865

GENERAL OBLIGATION - STATE 9.0%
California Econ. Recovery GO, Ser. A, 5.00%, 07/01/2017	5,000,000	5,236,100
California GO:
5.00%, 02/01/2032	2,500,000	2,458,800
5.25%, 03/01/2038	5,000,000	5,018,950
5.50%, 11/01/2033	4,600,000	4,691,126
California Refunding GO:
5.25%, 02/01/2028	6,000,000	6,072,180
5.25%, 02/01/2029	2,000,000	2,025,380
5.25%, 04/01/2034	1,000,000	1,119,800
Puerto Rico GO, Ser. C, 5.25%, 01/01/2015	3,000,000	3,150,900

		29,773,236

HOSPITAL 12.2%
California Hlth. Facs. Fin. RB:
Adventist Hlth. Svcs., Ser. A, 5.00%, 03/01/2033	3,000,000	2,740,830
Kaiser Permanente, Ser. A, 5.25%, 04/01/2039	2,000,000	1,920,260
Stanford Hosp. & Clinics, Ser. A, 5.00%, 11/15/2023	2,000,000	1,982,780
Sutter Hlth. Svcs., Ser. A, 5.25%, 11/15/2046	5,000,000	4,806,550
California Infrastructure EDRB, Kaiser Hosp. Assisted Living, Ser. A, 5.55%,
08/01/2031	3,500,000	3,518,935
California Statewide CDA RB:
Adventist Hlth. Svcs., Ser. A, 5.00%, 03/01/2035	3,000,000	2,747,220
Huntington Mem. Hosp., 5.00%, 07/01/2035	1,700,000	1,596,504
John Muir Hlth. Svcs., Ser. A, 5.00%, 08/15/2020	1,500,000	1,521,435
Kaiser Permanente, Ser. C, 5.25%, 08/01/2031	2,000,000	1,944,800
St. Joseph Hlth. Sys., Ser. C, 5.75%, 07/01/2047	5,775,000	5,774,827
Valleycare Hlth. Sys., Ser. A, 5.00%, 07/15/2022	1,000,000	882,050
California Statewide CDA RRB, Mem. Hlth. Svcs., Ser. A, 5.50%, 10/01/2033	2,000,000	2,009,540
San Bernardino Cnty., CA COP, Med. Ctr. Funding Proj., 5.00%, 08/01/2028	3,500,000	3,501,260
University of California RB, UCLA Med. Ctr., Ser. A:
5.25%, 05/15/2030	465,000	471,217
5.50%, 05/15/2024	370,000	384,870

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Upland, CA RRB, San Antonio Cmnty. Hosp., 5.00%, 01/01/2018	$2,745,000	$2,745,522
West Contra, CA Hlth. Care Dist. COP, 5.50%, 07/01/2029 +	2,000,000	1,815,960

		40,364,560

HOUSING 4.7%
California Dept. of Veteran Affairs RB, Home Purchase Program, Ser. A, 5.35%,
12/01/2027	2,000,000	2,046,720
California Dept. of Veteran Affairs RRB, Home Purchase Program, Ser. A:
4.40%, 12/01/2021	320,000	294,893
4.85%, 12/01/2022	2,450,000	2,343,204
California HFA MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC & FHA)	1,330,000	1,360,058
California Hsg. Fin. Agcy. RB, Home Mtge., Ser. B, 5.00%, 02/01/2028	4,000,000	3,723,040
California Statewide CDA MHRRB, Ser. B, 5.20%, 12/01/2029	2,500,000	2,526,600
Los Angeles, CA MHRRB, Ser. A, 4.875%, 08/15/2027, (Insd. by FNMA)	1,200,000	1,145,628
Los Angeles, CA RB, Sonnenblick-Del Rio Dev., Inc., 6.00%, 11/01/2019	2,000,000	2,134,040

		15,574,183

INDUSTRIAL DEVELOPMENT REVENUE 3.6%
California Infrastructure & EDRB:
David Gladstone Institute Proj., 5.25%, 10/01/2034	3,000,000	2,953,590
Infrastructure Revolving Fund, 5.00%, 10/01/2020	175,000	183,500
California Infrastructure & EDRRB:
Scripps Institute Proj., Ser. A, 5.00%, 07/01/2029	2,500,000	2,508,850
YMCA Metro. Los Angeles Proj., 5.25%, 02/01/2026	2,000,000	2,028,920
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB, Waste Mgmt. Inc. Proj.,
Ser. C, 5.125%, 11/01/2023	3,000,000	2,672,280
Chula Vista, CA IDRB, San Diego Gas, 5.00%, 12/01/2027	1,500,000	1,412,160

		11,759,300

LEASE 2.8%
California Dev. Auth. COP, Crossroads Sch. for Arts & Sciences, 6.00%,
08/01/2028	1,760,000	1,772,144
Modesto, CA Dist. Funding Auth. COP, Ser. B, 5.30%, 07/01/2022	2,470,000	2,500,949
Torrance, CA COP, Pub. Impt. Proj.:
Ser. A, 5.00%, 06/01/2034	1,310,000	1,295,957
Ser. B, 5.25%, 06/01/2034	3,690,000	3,726,863

		9,295,913

MISCELLANEOUS REVENUE 7.6%
Alameda Corridor Trans. Auth. RRB, Sr. Disc. Note, Step Bond, Ser. A, 0.00%,
10/01/2021 †	3,000,000	2,483,850
California CDA RB, California Endowment, 5.00%, 07/01/2033	3,000,000	3,012,150
California Pub. Works Dept. Board Lease RB:
Butterfield Street, Ser. A, 5.25%, 06/01/2024	2,400,000	2,429,832
Dept. of Corrections, Ser. C, 5.50%, 06/01/2023	1,000,000	1,044,380
Dept. of Mental Hlth., Ser. A, 5.125%, 06/01/2029	2,000,000	1,978,200

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Commonwealth of Puerto Rico Infrastructure Funding Auth. RB:
Ser. A, 5.50%, 10/01/2032	$1,000,000	$1,034,940
Ser. B, 5.00%, 07/01/2023	2,000,000	1,937,620
Los Angeles, CA Cmnty. Redev. Agcy. RRB, Bunker Hill Proj., Ser. A, 5.00%,
12/01/2022	1,385,000	1,430,054
Morongo Band of Mission Indians RB, Indians Enterprise Casino Proj., Ser. B,
6.50%, 03/01/2028	3,000,000	2,999,130
Oakland, CA Bldg. Auth. RB, Elihu M. Harris Proj., Ser. A, 5.00%, 04/01/2023	2,330,000	2,344,958
San Mateo Cnty., CA Joint Powers Funding Auth. RRB, Ser. A, 5.125%,
07/15/2032	2,145,000	2,146,888
Santa Margarita, CA Dana Point Auth. RRB, Ser. B, 7.25%, 08/01/2013	2,000,000	2,404,360

		25,246,362

PORT AUTHORITY 0.3%
Long Beach, CA Harbor RB, Ser. A, 5.75%, 05/15/2013, (Insd. by MBIA)	400,000	424,728
Long Beach, CA Harbor RRB, Ser. A, 6.00%, 05/15/2011, (Insd. by FGIC)	450,000	486,441
Los Angeles, CA Harbor RB, 7.60%, 10/01/2018	115,000	138,209

		1,049,378

PRE-REFUNDED 5.7%
Association of Bay Area Govt. Fin. Auth. RB, Schools of Sacred Heart, Ser. A:
6.15%, 06/01/2015	1,000,000	1,087,500
6.45%, 06/01/2030	2,300,000	2,515,740
Pacifica, CA RB, Pub. Impt. Proj., 5.875%, 11/01/2029	1,105,000	1,154,239
Puerto Rico Pub. Bldgs. Auth. RB, Ser. D, 5.375%, 07/01/2033	3,300,000	3,554,364
Riverside, CA Cmnty. College Dist. GO, Ser. A, 5.50%, 08/01/2029	1,980,000	2,253,458
San Diego Cnty., CA COP, Edgemoor Proj. & Regl. Sys., 5.00%, 02/01/2029	4,070,000	4,076,715
San Francisco, CA RB, San Bruno Jail Proj. No. 3, 5.25%, 10/01/2033	4,000,000	4,011,120

		18,653,136

RESOURCE RECOVERY 2.8%
California PCRB, Solid Waste Disposal Mgmt., Inc. Proj.:
Ser. A-2, 5.40%, 04/01/2025	2,000,000	1,819,640
Ser. B, 5.00%, 07/01/2027	2,000,000	1,684,600
California PCRRB, Solid Waste Disposal Mgmt., Inc. Proj., Ser. A, 5.00%,
01/01/2022	6,435,000	5,618,656

		9,122,896

SALES TAX 2.0%
San Francisco, CA Bay Area Rapid Trans. Dist. RRB, Ser. A:
5.00%, 07/01/2034	3,000,000	2,997,600
5.75%, 05/01/2025	3,475,000	3,554,855

		6,552,455

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

March 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 4.7%
Elk Grove, CA Spl. Tax Cmnty. Facs. RB, 5.25%, 09/01/2037	$1,000,000	$724,280
La Quinta, CA Funding Auth. RRB, Ser. A, 5.25%, 09/01/2024	5,000,000	5,133,900
La Quinta, CA Redev. Agcy. RB, Tax Proj., 5.00%, 09/01/2021	1,000,000	1,021,350
Long Beach, CA Fin. Auth. RRB, Hsg. & Gas Util. Funding, Ser. A-1, 5.00%,
08/01/2030	8,855,000	8,633,448

		15,512,978

TOBACCO REVENUE 1.3%
Golden State Tobacco Securitization Corp. of California Tobacco Settlement RRB,
Ser. A, 5.75%, 06/01/2047	5,000,000	4,412,450

TRANSPORTATION 4.9%
Bay Area Toll Auth. of California Toll & Bridge RRB, Ser. F, 5.00%, 04/01/2031	3,000,000	3,003,930
California Foothill/Eastern Trans. Corridor Agcy. RB, Sr. Disc. Note, Step Bond:
0.00%, 01/15/2020, (Insd. by MBIA) †	3,000,000	3,080,340
0.00%, 01/15/2023, (Insd. by MBIA) †	3,000,000	3,032,250
California Foothill/Eastern Trans. Corridor Agcy. RRB, 5.75%, 01/15/2040	7,345,000	7,114,294

		16,230,814

UTILITY 2.3%
Northern California Pub. Power Agcy. RB, 7.50%, 07/01/2023	50,000	63,553
Pasadena, CA Elec. RB, 5.00%, 06/01/2019, (Insd. by MBIA)	4,625,000	4,744,186
Sacramento, CA Muni. Util. Dist. Elec. RB, Ser. K, 5.75%, 07/01/2018	2,350,000	2,650,682

		7,458,421

WATER & SEWER 7.0%
California Dept. of Water RRB, Central Valley Proj., Ser. W, 5.125%, 12/01/2029	2,000,000	2,010,140
East Bay, CA Muni. Util. Water Sys. RRB, 5.00%, 06/01/2026, (Insd. by MBIA)	3,000,000	3,221,850
Los Angeles, CA Dept. of Water & Power RB:
5.00%, 05/01/2022	5,000,000	5,155,650
Ser. A-1, 5.00%, 07/01/2035, (Insd. by FSA)	2,500,000	2,504,325
Los Angeles, CA Dept. of Water & Power RRB, Ser. A, 5.125%, 07/01/2041	6,500,000	6,519,695
Metropolitan Water Dist. of Southern California RB, Ser. B-3, 5.00%, 10/01/2029	2,500,000	2,522,075
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RRB, 5.00%, 12/01/2027, (Insd.
by AMBAC)	1,250,000	1,253,900

		23,187,635

Total Investments (cost $324,827,020) 98.3%		324,429,513
Other Assets and Liabilities 1.7%		5,653,991

Net Assets 100.0%		$330,083,504

+   Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.

†   Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

March 31, 2008

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of March 31, 2008:

California	97.0%
Puerto Rico	3.0%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of March 31, 2008 (unaudited):

AAA	53.9%
AA	13.7%
A	18.8%
BBB	13.1%
NR	0.5%

100.0%

The following table shows the percent of total investments based on effective maturity as of March 31, 2008 (unaudited):

Less than 1 year	1.2%
1 to 3 year(s)	2.4%
3 to 5 years	1.7%
5 to 10 years	8.0%
10 to 20 years	46.7%
20 to 30 years	30.7%
Greater than 30 years	9.3%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2008

Assets
Investments in securities, at value (cost $324,827,020)	$324,429,513
Receivable for securities sold	12,690,130
Receivable for Fund shares sold	78,488
Interest receivable	4,101,814
Receivable from investment advisor	7,181
Prepaid expenses and other assets	17,416

Total assets	341,324,542

Liabilities
Dividends payable	280,769
Payable for Fund shares redeemed	1,623,141
Due to custodian bank	9,253,862
Due to related parties	15,327
Accrued expenses and other liabilities	67,939

Total liabilities	11,241,038

Net assets	$330,083,504

Net assets represented by
Paid-in capital	$330,985,891
Overdistributed net investment income	(24,313)
Accumulated net realized losses on investments	(480,567)
Net unrealized losses on investments	(397,507)

Total net assets	$330,083,504

Net assets consists of
Class A	$302,452,283
Class B	867,701
Class C	3,137,557
Class I	23,625,963

Total net assets	$330,083,504

Shares outstanding (unlimited number of shares authorized)
Class A	28,762,474
Class B	82,513
Class C	298,362
Class I	2,246,816

Net asset value per share
Class A	$10.52
Class A — Offering price (based on sales charge of 4.75%)	$11.04
Class B	$10.52
Class C	$10.52
Class I	$10.52

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Year Ended March 31, 2008

Investment income
Interest	$15,321,489
Income from affiliate	136,285

Total investment income	15,457,774

Expenses
Advisory fee	1,179,392
Distribution Plan expenses
Class A	919,068
Class B	9,641
Class C	34,273
Administrative services fee	335,454
Transfer agent fees	232,424
Trustees’ fees and expenses	9,656
Printing and postage expenses	50,853
Custodian and accounting fees	98,433
Registration and filing fees	68,306
Professional fees	40,999
Other	4,297

Total expenses	2,982,796
Less: Expense reductions	(6,012)
Expense reimbursements	(153,178)

Net expenses	2,823,606

Net investment income	12,634,168

Net realized and unrealized gains or losses on investments
Net realized gains on investments	342,490
Net change in unrealized gains or losses on investments	(14,869,417)

Net realized and unrealized gains or losses on investments	(14,526,927)

Net decrease in net assets resulting from operations	$(1,892,759)

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

		Year Ended March 31,

	2008		2007

Operations
Net investment income		$12,634,168		$1,561,926
Net realized gains on investments		342,490		470,185
Net change in unrealized gains or losses
on investments		(14,869,417)		479,221

Net increase (decrease) in net assets
resulting from operations		(1,892,759)		2,511,332

Distributions to shareholders from
Net investment income
Class A		(11,506,440)		(178,559)
Class B		(28,014)		(26,869)
Class C		(99,018)		(105,453)
Class I		(1,024,701)		(1,253,497)
Net realized gains
Class A		(943,703)		(44,154)
Class B		(2,515)		(9,082)
Class C		(8,648)		(33,904)
Class I		(72,053)		(281,056)

Total distributions to shareholders		(13,685,092)		(1,932,574)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	872,258	9,411,514	437,863	4,828,729
Class B	7,123	77,657	19,485	213,279
Class C	51,004	549,731	76,536	846,616
Class I	149,936	1,624,063	236,465	2,592,049

		11,662,965		8,480,673

Net asset value of shares issued in
reinvestment of distributions
Class A	888,984	9,555,934	10,559	116,687
Class B	1,599	17,230	1,989	21,990
Class C	4,040	43,471	4,468	49,343
Class I	25,917	279,244	46,116	508,759

		9,895,879		696,779

Automatic conversion of Class B shares
to Class A shares
Class A	663	7,208	1,073	11,897
Class B	(663)	(7,208)	(1,073)	(11,897)

		0		0

Payment for shares redeemed
Class A	(15,432,014)	(166,631,213)	(157,252)	(1,722,037)
Class B	(17,847)	(188,852)	(32,356)	(355,614)
Class C	(140,423)	(1,516,725)	(104,884)	(1,160,119)
Class I	(416,123)	(4,512,985)	(1,462,652)	(16,176,974)

		(172,849,775)		(19,414,744)

Net asset value of shares issued in
acquisition
Class A	41,715,517	456,406,734	0	0

Net increase (decrease) in net assets
resulting from capital share
transactions		305,115,803		(10,237,292)

Total increase (decrease) in net assets		289,537,952		(9,658,534)
Net assets
Beginning of period		40,545,552		50,204,086

End of period		$330,083,504		$40,545,552

Overdistributed net investment income		$(24,313)		$(308)

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen California Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions

20

NOTES TO FINANCIAL STATEMENTS continued

due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. The Fund’s income and excise tax returns and all financial records supporting those returns are subject to examination by the federal, Massachusetts and Delaware revenue authorities for all taxable years beginning after March 31, 2004.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.35% and declining to 0.27% as average daily net assets increase. For the year ended March 31, 2008, the advisory fee was equivalent to 0.35% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended March 31, 2008, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $153,178.

21

NOTES TO FINANCIAL STATEMENTS continued

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees were paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended March 31, 2008, EIS received $1,824 from the sale of Class A shares and $3,325 and $151 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on May 25, 2007, the Fund acquired the net assets of Atlas California Municipal Bond Fund in a tax-free exchange for Class A shares of the Fund. Shares were issued to shareholders of Atlas California Municipal Bond Fund at an exchange ratio of 1.05 for Class A shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $13,767,353. The aggregate net assets of the Fund and Atlas California Municipal Bond Fund immediately prior to the acquisition were $40,512,845 and $456,406,734, respectively. The aggregate net assets of the Fund immediately after the acquisition were $496,919,579.

6. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $52,722,288 and $187,286,158, respectively, for the year ended March 31, 2008.

22

NOTES TO FINANCIAL STATEMENTS continued

On March 31, 2008, the aggregate cost of securities for federal income tax purposes was $324,827,020. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,240,247 and $7,637,754, respectively, with a net unrealized depreciation of $397,507.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of March 31, 2008, the Fund incurred and will elect to defer post-October losses of $481,357.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended March 31, 2008, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed			Temporary
Exempt-Interest	Long-term	Unrealized	Post-October	Book/Tax
Income	Capital Gain	Depreciation	Losses	Differences

$257,977	$790	$397,507	$481,357	$(282,290)

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended March 31,

	2008	2007

Ordinary Income	$ 153,036	$ 12,095
Exempt-Interest Income	12,505,137	1,564,214
Long-term Capital Gain	1,026,919	356,265

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

23

NOTES TO FINANCIAL STATEMENTS continued

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the year ended March 31, 2008, the Fund had no borrowings.

12. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

13. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

14. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value

24

NOTES TO FINANCIAL STATEMENTS continued

measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen California Municipal Bond Fund, a series of the Evergreen Municipal Trust, as of March 31, 2008 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These finan-cial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2008 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen California Municipal Bond Fund as of March 31, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 27, 2008

26

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $1,026,919 for the fiscal year ended March 31, 2008.

For the fiscal year ended March 31, 2008, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 98.77% . The percentage of distributions subject to the federal alternative minimum tax and California state income tax will be reported to shareholders in January 2009.

27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 12/12/1970	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1	Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

569840  rv4   04/2008

Evergreen Connecticut Municipal Bond Fund
~

Evergreen

CONNECTICUT MUNICIPAL BOND FUND

Annual Report
as of March 31, 2008

Evergreen Investments℠
MUTUAL FUNDS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

2	FUND AT A GLANCE
3	PORTFOLIO MANAGER COMMENTARY
4	ABOUT YOUR FUND’S EXPENSES
5	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
12	STATEMENT OF ASSETS AND LIABILITIES
13	STATEMENT OF OPERATIONS
14	STATEMENTS OF CHANGES IN NET ASSETS
15	NOTES TO FINANCIAL STATEMENTS
21	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
22	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

FUND AT A GLANCE

as of March 31, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Mathew M. Kiselak†

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2008.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/31/1981

	Class A	Class B	Class C	Class I
Class inception date	12/30/1997	1/9/1998	3/27/2002	11/24/1997

Nasdaq symbol	ECTAX	ECTBX	ECTCX	ECTYX

Average annual return*

1-year with sales charge	-4.24%	-4.99%	-1.12%	N/A

1-year w/o sales charge	0.60%	-0.15%	-0.15%	0.86%

5-year	1.54%	1.46%	1.81%	2.83%

10-year	3.29%	3.04%	3.45%	4.07%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

† Effective December 10, 2007, Mr. Kiselak replaced Diane C. Beaver as portfolio manager of the fund.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Connecticut Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

2

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 0.60% for the twelve-month period ended March 31, 2008, excluding any applicable sales charges. During the same period, the LBMBI returned 1.90%.

The fund’s objective is to seek current income exempt from federal income taxes, other than the alternative minimum tax, and Connecticut state income tax as part of a long-term strategy of achieving tax-advantaged total return.

The twelve-month period ended March 31, 2008 was the final fiscal year of the operation of the fund, which was subsequently merged with Evergreen Municipal Bond Fund.

The fiscal year saw a general flight-to-quality in fixed income markets as problems that originated in the subprime mortgage market eventually spread throughout the credit markets, affecting municipal bond securities as well as taxable securities. Over the twelvemonth period ended March 31, 2008, but especially in the final six months of the fiscal year, high grade bonds outperformed other parts of the municipal bond market. Short-to intermediate-maturity bonds also outperformed longer maturities as fears about the impact of a deceleration in the economy were balanced with worries about rising inflationary pressures.

During a period in which longer-maturity bonds underperformed shorter- and intermediate-term securities, the fund’s longer-maturity positioning was the principal factor detracting from results. In contrast, the fund’s investments in general obligation municipal securities helped support results during a period in which higher-quality bonds outperformed.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans,or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of March 31, 2008, and subject to change.

3

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2007 to March 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2007	3/31/2008	Period*

Actual
Class A	$ 1,000.00	$ 1,001.40	$ 5.10
Class B	$ 1,000.00	$997.62	$ 8.84
Class C	$ 1,000.00	$997.62	$ 8.79
Class I	$ 1,000.00	$ 1,002.66	$ 3.86
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.90	$ 5.15
Class B	$ 1,000.00	$ 1,016.15	$ 8.92
Class C	$ 1,000.00	$ 1,016.20	$ 8.87
Class I	$ 1,000.00	$ 1,021.15	$ 3.89

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.02% for Class A, 1.77% for Class B, 1.76% for Class C and 0.77% for Class I), multiplied by the average account value over the period, multiplied by 183 / 366 days.

4

FINANCIALHIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS A	2008	2007	2006	2005	2004

Net asset value, beginning of period	$ 6.33	$ 6.29	$ 6.38	$ 6.57	$ 6.53

Income from investment operations
Net investment income (loss)	0.24	0.24	0.24	0.25	0.24
Net realized and unrealized gains or losses on investments	(0.20)	0.04	(0.09)	(0.19)	0.04

Total from investment operations	0.04	0.28	0.15	0.06	0.28

Distributions to shareholders from
Net investment income	(0.24)	(0.24)	(0.24)	(0.25)	(0.24)

Net asset value, end of period	$ 6.13	$ 6.33	$ 6.29	$ 6.38	$ 6.57

Total return[1]	0.60%	4.49%	2.39%	0.90%	4.39%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,582	$8,175	$8,607	$7,266	$6,327
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.00%	0.96%	0.96%	0.98%	1.10%
Expenses excluding waivers/reimbursements and expense reductions	1.05%	1.01%	1.00%	0.99%	1.10%
Net investment income (loss)	3.79%	3.76%	3.82%	3.84%	3.67%
Portfolio turnover rate	24%	58%	24%	19%	10%

1 Excluding applicable sales charges

See Notes to Financial Statements

5

FINANCIALHIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS B	2008	2007	2006	2005	2004

Net asset value, beginning of period	$ 6.33	$ 6.29	$ 6.38	$ 6.57	$ 6.53

Income from investment operations
Net investment income (loss)	0.19	0.19	0.20	0.20	0.19
Net realized and unrealized gains or losses on investments	(0.20)	0.04	(0.09)	(0.19)	0.04

Total from investment operations	(0.01)	0.23	0.11	0.01	0.23

Distributions to shareholders from
Net investment income	(0.19)	(0.19)	(0.20)	(0.20)	(0.19)

Net asset value, end of period	$ 6.13	$ 6.33	$ 6.29	$ 6.38	$ 6.57

Total return[1]	(0.15%)	3.73%	1.68%	0.20%	3.66%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,154	$3,074	$3,712	$4,418	$5,148
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.75%	1.71%	1.70%	1.69%	1.80%
Expenses excluding waivers/reimbursements and expense reductions	1.75%	1.71%	1.70%	1.69%	1.80%
Net investment income (loss)	3.04%	3.01%	3.08%	3.13%	2.96%
Portfolio turnover rate	24%	58%	24%	19%	10%

1 Excluding applicable sales charges

See Notes to Financial Statements

6

FINANCIALHIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS C	2008	2007	2006	2005	2004

Net asset value, beginning of period	$ 6.33	$ 6.29	$ 6.38	$ 6.57	$ 6.53

Income from investment operations
Net investment income (loss)	0.19	0.19	0.20	0.20	0.19
Net realized and unrealized gains or losses on investments	(0.20)	0.04	(0.09)	(0.19)	0.04

Total from investment operations	(0.01)	0.23	0.11	0.01	0.23

Distributions to shareholders from
Net investment income	(0.19)	(0.19)	(0.20)	(0.20)	(0.19)

Net asset value, end of period	$ 6.13	$ 6.33	$ 6.29	$ 6.38	$ 6.57

Total return[1]	(0.15%)	3.73%	1.68%	0.20%	3.66%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,330	$2,201	$1,777	$1,685	$1,966
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.74%	1.71%	1.70%	1.69%	1.80%
Expenses excluding waivers/reimbursements and expense reductions	1.74%	1.71%	1.70%	1.69%	1.80%
Net investment income (loss)	3.04%	3.01%	3.08%	3.13%	2.97%
Portfolio turnover rate	24%	58%	24%	19%	10%

1 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIALHIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS I	2008	2007	2006	2005	2004

Net asset value, beginning of period	$ 6.33	$ 6.29	$ 6.38	$ 6.57	$ 6.53

Income from investment operations
Net investment income (loss)	0.25	0.25	0.26	0.27	0.26
Net realized and unrealized gains or losses on investments	(0.20)	0.04	(0.09)	(0.19)	0.04

Total from investment operations	0.05	0.29	0.17	0.08	0.30

Distributions to shareholders from
Net investment income	(0.25)	(0.25)	(0.26)	(0.27)	(0.26)

Net asset value, end of period	$ 6.13	$ 6.33	$ 6.29	$ 6.38	$ 6.57

Total return	0.86%	4.77%	2.70%	1.21%	4.70%

Ratios and supplemental data
Net assets, end of period (thousands)	$48,167	$55,022	$61,671	$61,887	$68,275
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.75%	0.71%	0.70%	0.69%	0.80%
Expenses excluding waivers/reimbursements and expense reductions	0.75%	0.71%	0.70%	0.69%	0.80%
Net investment income (loss)	4.04%	4.01%	4.07%	4.12%	3.97%
Portfolio turnover rate	24%	58%	24%	19%	10%

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

March 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 83.1%
COMMUNITY DEVELOPMENT DISTRICT 4.7%
Connecticut Dev. Auth. RB:
Alzheimers Ctr., Inc. Proj., 5.40%, 08/15/2021	$ 1,000,000	$896,040
Elim Park Baptist Home Proj., 5.75%, 12/01/2023	750,000	762,608
Mary Wade Home, Ser. A:
5.70%, 12/01/2008	100,000	101,407
6.375%, 12/01/2018	1,000,000	1,057,670

		2,817,725

EDUCATION 7.8%
Connecticut Hlth. & Edl. Facs. Auth. RB:
Eastern Connecticut Hlth. Network, Ser. A, 6.375%, 07/01/2016	960,000	1,023,188
Univ. of Hartford, Ser. G, 5.25%, 07/01/2026	1,000,000	1,007,240
Westover Sch., Ser. A, 6.00%, 07/01/2017	1,505,000	1,638,569
Connecticut Hlth. & Edl. Hosp. For Spl. Care RB, Ser. C, 5.25%, 07/01/2018	915,000	962,150

		4,631,147

ELECTRIC REVENUE 4.5%
Connecticut Dev. Auth. PCRB, Light & Power Facs., 5.85%, 09/01/2028	1,000,000	999,940
Puerto Rico Elec. Power Auth. RB, Ser. NN, 5.50%, 07/01/2018	1,500,000	1,678,515

		2,678,455

GENERAL OBLIGATION - LOCAL 3.2%
Hartford, CT GO, 5.00%, 07/15/2022	1,300,000	1,346,293
Milford, CT GO, 5.20%, 01/15/2013	500,000	546,560
New Haven, CT GO, ETM, Ser. C, 5.00%, 11/01/2019, (Insd. by MBIA)	5,000	5,192

		1,898,045

GENERAL OBLIGATION - STATE 9.2%
Commonwealth of Puerto Rico GO, 6.50%, 07/01/2014, (Insd. by MBIA)	2,000,000	2,263,300
Connecticut GO:
Ser. C, 5.00%, 06/01/2022	2,000,000	2,095,440
Ser. F, 5.25%, 10/15/2021	1,000,000	1,115,860

		5,474,600

HOSPITAL 5.2%
Connecticut Hlth. & Edl. Facs. Auth. RB:
St. Francis Hosp. & Med. Ctr., Ser. D, 5.375%, 07/01/2013	1,000,000	1,058,020
Stamford Hosp., Ser. F, 5.25%, 07/01/2011	1,000,000	1,005,660
William W. Backus Hosp., Ser. G, 5.00%, 07/01/2035	1,000,000	991,830

		3,055,510

HOUSING 13.5%
Connecticut HFA RB:
Hsg. Mtge. Program, Ser. A-2, 5.05%, 11/15/2022	1,000,000	1,003,950
Mtge. Fin. Program:
Ser. D-1, 5.75%, 11/15/2017	550,000	563,392
Ser. E-2, 4.75%, 11/15/2018	2,000,000	1,979,200
Ser. F-1, 5.05%, 11/15/2021	995,000	982,791

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

March 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Connecticut HFA RB:
Next Steps, Ser. 7, 5.00%, 06/15/2019	$ 1,390,000	$1,487,356
Spl. Needs Mtge., Ser. 2, 5.25%, 06/15/2022	2,000,000	1,997,860

		8,014,549

INDUSTRIAL DEVELOPMENT REVENUE 3.0%
Eastern Connecticut Resource Recovery Auth. Solid Waste RB, Wheelabrator Lisbon,
Inc. Proj., Ser. A, 5.50%, 01/01/2014	905,000	905,163
Virgin Islands Pub. Fin. Auth. Refinery Facs. RB, Hovensa Refinery Proj., 4.70%,
07/01/2022	1,000,000	848,020

		1,753,183

MISCELLANEOUS REVENUE 3.1%
Connecticut Revolving Fund RB, Ser. A, 5.00%, 07/01/2020	1,320,000	1,404,744
Mashantucket Western Pequot Tribe RB, Sub. Ser. A, 5.50%, 09/01/2036 144A	500,000	434,380

		1,839,124

PRE-REFUNDED 1.9%
Medical Univ. of South Carolina Hosp. Auth. Facs. RRB, Ser. A, 6.00%, 08/15/2013.	1,000,000	1,125,870

SPECIAL TAX 9.0%
Connecticut Spl. Tax Obl. RB, Trans. Infrastructure, Ser. B, 6.50%, 10/01/2010	3,905,000	4,278,278
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	1,000,000	1,058,510

		5,336,788

STUDENT LOAN 0.7%
Connecticut Higher Ed. Loan Auth. RB, Family Ed. Loan Program, Ser. A, 5.375%,
11/15/2008	415,000	417,453

TOBACCO REVENUE 4.9%
Buckeye, OH Tobacco Settlement Fin. Auth. RB, Ser. A-2, 6.50%, 06/01/2047	3,000,000	2,897,970

TRANSPORTATION 3.7%
Hartford, CT Parking Sys. RB, Ser. A, 6.40%, 07/01/2020	2,000,000	2,172,740

UTILITY 1.7%
Puerto Rico Elec. Power Auth. RB, Ser. PP, 5.00%, 07/01/2022	1,000,000	998,910

WATER & SEWER 7.0%
Puerto Rico Cmnwlth. Aqueduct & Sewer Auth. RRB, Sr. Lien, Ser. A, 6.00%,
07/01/2044	2,000,000	2,039,660
South Central Connecticut Regl. Water Auth. RB:
5.00%, 08/01/2024	1,000,000	1,016,750
5.25%, 08/01/2014	1,000,000	1,084,060

		4,140,470

Total Municipal Obligations (cost $48,307,066)		49,252,539

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

March 31, 2008

	Shares	Value

SHORT-TERM INVESTMENTS 12.4%
MUTUAL FUND SHARES 12.4%
Evergreen Institutional Municipal Money Market Fund, Class I, 2.40% q ø
(cost $7,340,158)	7,340,158	$7,340,158

Total Investments (cost $55,647,224) 95.5%		56,592,697
Other Assets and Liabilities 4.5%		2,639,934

Net Assets 100.0%		$59,232,631

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ETM	Escrow to Maturity
GO	General Obligation
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of March 31, 2008:

Connecticut	63.4%
Puerto Rico	12.3%
Ohio	5.1%
South Carolina	3.9%
Virgin Islands	1.5%
Delaware	0.8%
Non-state specific	13.0%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of March 31, 2008 (unaudited):

AAA	48.7%
AA	21.0%
A	7.5%
BBB	21.1%
NR	1.7%

100.0%

The following table shows the percent of total investments based on effective maturity as of March 31, 2008 (unaudited):

Less than 1 year	13.4%
1 to 3 year(s)	7.3%
3 to 5 years	2.7%
5 to 10 years	18.3%
10 to 20 years	45.8%
20 to 30 years	4.1%
Greater than 30 years	8.4%

100.0%

See Notes to Financial Statements

11

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2008

Assets
Investments in securities, at value (cost $48,307,066)	$49,252,539
Investments in affiliated money market fund, at value (cost $7,340,158)	7,340,158

Total investments	56,592,697
Cash	2,997,548
Receivable for securities sold	2,016,618
Receivable for Fund shares sold	853
Interest receivable	806,699
Prepaid expenses and other assets	3,812

Total assets	62,418,227

Liabilities
Dividends payable	164,732
Payable for securities purchased	2,997,548
Payable for Fund shares redeemed	2,623
Advisory fee payable	519
Due to other related parties	504
Accrued expenses and other liabilities	19,670

Total liabilities	3,185,596

Net assets	$59,232,631

Net assets represented by
Paid-in capital	$60,447,214
Overdistributed net investment income	(73,713)
Accumulated net realized losses on investments	(2,086,343)
Net unrealized gains on investments	945,473

Total net assets	$59,232,631

Net assets consists of
Class A	$7,581,901
Class B	2,154,126
Class C	1,329,715
Class I	48,166,889

Total net assets	$59,232,631

Shares outstanding (unlimited number of shares authorized)
Class A	1,237,438
Class B	351,592
Class C	217,018
Class I	7,861,503

Net asset value per share
Class A	$6.13
Class A — Offering price (based on sales charge of 4.75%)	$6.44
Class B	$6.13
Class C	$6.13
Class I	$6.13

See Notes to Financial Statements

12

STATEMENT OF OPERATIONS

Year Ended March 31, 2008

Investment income
Interest	$3,018,335
Income from affiliate	31,843

Total investment income	3,050,178

Expenses
Advisory fee	267,718
Distribution Plan expenses
Class A	23,093
Class B	24,878
Class C	17,685
Administrative services fee	63,458
Transfer agent fees	7,558
Trustees’ fees and expenses	2,429
Printing and postage expenses	16,371
Custodian and accounting fees	21,293
Registration and filing fees	62,025
Professional fees	34,136
Other	2,747

Total expenses	543,391
Less: Expense reductions	(1,196)
Expense reimbursements	(3,849)

Net expenses	538,346

Net investment income	2,511,832

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(704,124)
Net change in unrealized gains or losses on investments	(1,320,877)

Net realized and unrealized gains or losses on investments	(2,025,001)

Net increase in net assets resulting from operations	$486,831

See Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31,

	2008		2007

Operations
Net investment income		$2,511,832		$2,826,451
Net realized gains or losses on investments		(704,124)		749,580
Net change in unrealized gains or losses
on investments		(1,320,877)		(244,852)

Net increase in net assets resulting from
operations		486,831		3,331,179

Distributions to shareholders from
Net investment income
Class A		(293,051)		(318,791)
Class B		(76,016)		(99,909)
Class C		(53,963)		(56,239)
Class I		(2,101,101)		(2,369,707)

Total distributions to shareholders		(2,524,131)		(2,844,646)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	218,327	1,357,763	99,501	628,467
Class B	2,551	15,828	19,777	124,795
Class C	31,379	195,770	155,601	983,361
Class I	606,652	3,786,808	558,154	3,519,119

		5,356,169		5,255,742

Net asset value of shares issued in
reinvestment of distributions
Class A	24,440	151,938	24,959	157,619
Class B	7,610	47,344	10,125	63,917
Class C	4,631	28,790	5,422	34,232
Class I	8,877	55,113	4,172	26,405

		283,185		282,173

Automatic conversion of Class B shares
to Class A shares
Class A	7,731	48,202	26,969	169,707
Class B	(7,731)	(48,202)	(26,969)	(169,707)

		0		0

Payment for shares redeemed
Class A	(304,796)	(1,895,848)	(228,587)	(1,448,201)
Class B	(136,604)	(854,943)	(107,539)	(676,702)
Class C	(166,775)	(1,039,726)	(95,893)	(604,743)
Class I	(1,448,491)	(9,050,512)	(1,677,429)	(10,589,809)

		(12,841,029)		(13,319,455)

Net decrease in net assets resulting from
capital share transactions		(7,201,675)		(7,781,540)

Total decrease in net assets		(9,238,975)		(7,295,007)
Net assets
Beginning of period		68,471,606		75,766,613

End of period		$59,232,631		$68,471,606

Overdistributed net investment income		$(73,713)		$(61,414)

See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Connecticut Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

15

NOTES TO FINANCIAL STATEMENTS continued

c. Interest rate swaps

The Fund may enter into interest rate swap contracts to manage the Fund’s exposure to interest rates. Interest rate swaps involve the exchange between the Fund and another party of their commitments to pay or receive interest based on a notional principal amount.

The value of the swap contract is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. Payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the coun-terparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. The Fund’s income and excise tax returns and all financial records supporting those returns are subject to examination by the federal, Massachusetts and Delaware revenue authorities for all taxable years beginning after March 31, 2004.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

16

NOTES TO FINANCIAL STATEMENTS continued

For the year ended March 31, 2008, the advisory fee was equivalent to 0.42% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended March 31, 2008, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $3,849.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees were paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended March 31, 2008, EIS received $2,106 from the sale of Class A shares and $9,274 in contingent deferred sales charges from redemptions of Class B shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $14,852,987 and $29,950,521, respectively, for the year ended March 31, 2008.

On March 31, 2008, the aggregate cost of securities for federal income tax purposes was $55,647,224. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,511,481 and $566,008, respectively, with a net unrealized appreciation of $945,473.

17

NOTES TO FINANCIAL STATEMENTS continued

As of March 31, 2008, the Fund had $1,513,605 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2009	2012	2013	2016

$1,335,126	$ 36,516	$ 10,577	$ 131,386

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of March 31, 2008, the Fund incurred and will elect to defer post-October losses of $572,738.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended March 31, 2008, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2008, the components of distributable earnings on a tax basis were as follows:

Capital Loss
Undistributed		Carryovers	Temporary
Exempt-Interest	Unrealized	and Post-October	Book/Tax
Income	Appreciation	Losses	Differences

$ 92,450	$ 945,473	$ 2,086,343	$ (166,163)

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended March 31,

	2008	2007

Ordinary Income	$4,986	$5,889
Exempt-Interest Income	2,519,145	2,838,757

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or

18

NOTES TO FINANCIAL STATEMENTS continued

losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. During the year ended March 31, 2008, the Fund had no borrowings.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

19

NOTES TO FINANCIAL STATEMENTS continued

13. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

14. SUBSEQUENT EVENT

Effective at the close of business on April 11, 2008, Evergreen Municipal Bond Fund acquired the net assets of the Fund in a tax-free exchange for shares of Evergreen Municipal Bond Fund. Shareholders of Class A, Class B, Class C and Class I shares of the Fund received corresponding shares of Evergreen Municipal Bond Fund.

20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Connecticut Municipal Bond Fund, a series of the Evergreen Municipal Trust, as of March 31, 2008 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These finan-cial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2008 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Connecticut Municipal Bond Fund as of March 31, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 27, 2008

21

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended March 31, 2008, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.81%. The percentage of distributions subject to the federal alternative minimum tax and Connecticut state income tax will be reported to shareholders in January 2009.

SPECIAL MEETING OF SHAREHOLDERS

On March 20, 2008, a Special Meeting of Shareholders for the Fund was held to consider a proposal providing for the acquisition of all of the assets of the Fund by Evergreen Municipal Bond Fund, a series of Evergreen Municipal Trust, in exchange for shares of Evergreen Municipal Bond Fund and the assumption by Evergreen Municipal Bond Fund for all of the liabilities of the Fund. On December 31, 2007, the record date for the meeting, the Fund had $61,599,061 of net assets outstanding of which $52,013,844 (84.44%) of net assets were represented at the meeting.

Proposal 1— The proposed reorganization of the Fund into Evergreen Municipal Bond Fund, a series of Evergreen Municipal Trust, a Delaware business trust:

          $51,362,604 voted “For”
          $651,240 voted “Against”

22

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 12/12/1970	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

566392 rv5 04/2008

Evergreen New Jersey Municipal Bond Fund

Evergreen

NEW JERSEY MUNICIPAL BOND FUND

Annual Report
as of March 31, 2008

Evergreen Investments℠
MUTUAL FUNDS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

2	FUND AT A GLANCE
3	PORTFOLIO MANAGER COMMENTARY
4	ABOUT YOUR FUND’S EXPENSES
5	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
25	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

FUND AT A GLANCE

as of March 31, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Mathew M. Kiselak†

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2008.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 7/16/1991	Class A	Class B	Class C	Class I
Class inception date	7/16/1991	1/30/1996	3/27/2002	2/8/1996

Nasdaq symbol	ENJAX	ENJBX	ENJCX	ENJYX

Average annual return*

1-year with sales charge	-3.15%	-3.99%	-0.08%	N/A

1-year w/o sales charge	1.66%	0.90%	0.90%	1.91%

5-year	1.92%	1.83%	2.19%	3.21%

10-year	3.42%	3.09%	3.46%	4.12%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen New Jersey Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

† Effective December 10,2007, Mr.Kiselak replaced Keith D.Lowe as portfolio manager of the fund.

2

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 1.66% for the twelve-month period ended March 31, 2008, excluding any applicable sales charges. During the same period, the LBMBI returned 1.90%.

The fund’s objective is to seek current income exempt from federal income taxes, other than the alternative minimum tax, and New Jersey state income tax as part of a long-term strategy of achieving tax-advantaged total return.

The twelve-month period ended March 31, 2008 was the final fiscal year of the operation of the fund, which was subsequently merged with Evergreen Municipal Bond Fund.

The fiscal year saw a general flight-to-quality in fixed income markets as problems that originated in the subprime mortgage market eventually spread throughout the credit markets, affecting municipal bond securities as well as taxable securities. Over the twelvemonth period ended March 31, 2008, but especially in the final six months of the fiscal year, high grade bonds outperformed other parts of the municipal bond market. Short-to intermediate-maturity bonds also outperformed longer maturities as fears about the impact of a deceleration in the economy were balanced with worries about rising inflationary pressures.

The fund’s positioning emphasizing longer-maturity bonds was the principal factor holding back results during a period in which shorter- and intermediate-term securities outperformed. Investments in general obligation municipal securities, however, helped support results during a period in which higher-quality bonds outperformed.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of March 31, 2008, and subject to change.

3

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2007 to March 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2007	3/31/2008	Period*

Actual
Class A	$ 1,000.00	$ 1,006.80	$ 4.92
Class B	$ 1,000.00	$ 1,003.01	$ 8.66
Class C	$ 1,000.00	$ 1,003.01	$ 8.66
Class I	$ 1,000.00	$ 1,008.07	$ 3.61
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.10	$ 4.95
Class B	$ 1,000.00	$ 1,016.35	$ 8.72
Class C	$ 1,000.00	$ 1,016.35	$ 8.72
Class I	$ 1,000.00	$ 1,021.40	$ 3.64

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.98% for Class A, 1.73% for Class B, 1.73% for Class C and 0.72% for Class I), multiplied by the average account value over the period, multiplied by 183 / 366 days.

4

FINANCIALHIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS A	2008	2007	2006	2005	2004

Net asset value, beginning of period	$ 10.88	$ 10.84	$ 10.96	$ 11.26	$ 11.18

Income from investment operations
Net investment income (loss)	0.43	0.43	0.43	0.43	0.43
Net realized and unrealized gains or losses on investments	(0.25)	0.04	(0.12)	(0.30)	0.08

Total from investment operations	0.18	0.47	0.31	0.13	0.51

Distributions to shareholders from
Net investment income	(0.43)	(0.43)	(0.43)	(0.43)	(0.43)

Net asset value, end of period	$ 10.63	$ 10.88	$ 10.84	$ 10.96	$ 11.26

Total return[1]	1.66%	4.43%	2.81%	1.15%	4.61%

Ratios and supplemental data
Net assets, end of period (thousands)	$48,231	$50,163	$53,633	$52,069	$59,206
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	0.97%	0.95%	0.93%[2]	0.93%[2]	0.95%[2]
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	1.02%	1.00%	0.97%[2]	0.94%[2]	0.95%[2]
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.89%	0.87%	0.87%	0.90%	0.92%
Interest and fee expense[3]	0.08%	0.08%	0.06%	0.03%	0.03%
Net investment income (loss)	3.95%	3.98%	3.93%	3.85%	3.79%
Portfolio turnover rate	23%	34%	19%	27%	24%

1 Excluding applicable sales charges

2 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

3 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

5

FINANCIALHIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS B	2008	2007	2006	2005	2004

Net asset value, beginning of period	$ 10.88	$ 10.84	$ 10.96	$ 11.26	$ 11.18

Income from investment operations
Net investment income (loss)	0.34	0.35	0.35	0.35	0.35
Net realized and unrealized gains or losses on investments	(0.24)	0.04	(0.12)	(0.30)	0.08

Total from investment operations	0.10	0.39	0.23	0.05	0.43

Distributions to shareholders from
Net investment income	(0.35)	(0.35)	(0.35)	(0.35)	(0.35)

Net asset value, end of period	$ 10.63	$ 10.88	$ 10.84	$ 10.96	$ 11.26

Total return[1]	0.90%	3.67%	2.10%	0.44%	3.87%

Ratios and supplemental data
Net assets, end of period (thousands)	$15,098	$18,780	$21,416	$25,335	$33,148
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	1.72%	1.70%	1.67%[2]	1.64%[2]	1.65%[2]
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	1.72%	1.70%	1.67%[2]	1.64%[2]	1.65%[2]
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.64%	1.62%	1.61%	1.61%	1.62%
Interest and fee expense[3]	0.08%	0.08%	0.06%	0.03%	0.03%
Net investment income (loss)	3.20%	3.23%	3.18%	3.14%	3.08%
Portfolio turnover rate	23%	34%	19%	27%	24%

1 Excluding applicable sales charges

2 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

3 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

6

FINANCIALHIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS C	2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.88	$10.84	$10.96	$11.26	$ 11.18

Income from investment operations
Net investment income (loss)	0.34	0.35	0.35	0.35	0.35
Net realized and unrealized gains or losses on investments	(0.24)	0.04	(0.12)	(0.30)	0.08

Total from investment operations	0.10	0.39	0.23	0.05	0.43

Distributions to shareholders from
Net investment income	(0.35)	(0.35)	(0.35)	(0.35)	(0.35)

Net asset value, end of period	$10.63	$10.88	$10.84	$10.96	$ 11.26

Total return[1]	0.90%	3.67%	2.10%	0.44%	3.87%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,517	$7,486	$8,753	$9,718	$10,126
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	1.72%	1.70%	1.68%[2]	1.64%[2]	1.65%[2]
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	1.72%	1.70%	1.68%[2]	1.64%[2]	1.65%[2]
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.64%	1.62%	1.62%	1.61%	1.62%
Interest and fee expense[3]	0.08%	0.08%	0.06%	0.03%	0.03%
Net investment income (loss)	3.20%	3.23%	3.18%	3.14%	3.08%
Portfolio turnover rate	23%	34%	19%	27%	24%

1 Excluding applicable sales charges

2 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

3 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

7

FINANCIALHIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS I	2008	2007	2006	2005	2004

Net asset value, beginning of period	$ 10.88	$ 10.84	$ 10.96	$ 11.26	$ 11.18

Income from investment operations
Net investment income (loss)	0.45	0.46	0.46	0.46	0.46
Net realized and unrealized gains or losses on investments	(0.25)	0.04	(0.12)	(0.30)	0.08

Total from investment operations	0.20	0.50	0.34	0.16	0.54

Distributions to shareholders from
Net investment income	(0.45)	(0.46)	(0.46)	(0.46)	(0.46)

Net asset value, end of period	$ 10.63	$ 10.88	$ 10.84	$ 10.96	$ 11.26

Total return	1.91%	4.71%	3.12%	1.45%	4.92%

Ratios and supplemental data
Net assets, end of period (thousands)	$133,167	$162,436	$176,788	$181,659	$181,649
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	0.72%	0.70%	0.67%[1]	0.64%[1]	0.66%[1]
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	0.72%	0.70%	0.67%[1]	0.64%[1]	0.66%[1]
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.64%	0.62%	0.61%	0.61%	0.63%
Interest and fee expense[2]	0.08%	0.08%	0.06%	0.03%	0.03%
Net investment income (loss)	4.19%	4.23%	4.18%	4.14%	4.08%
Portfolio turnover rate	23%	34%	19%	27%	24%

1 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

2 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

March 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 96.0%
AIRPORT 3.5%
Port Auth. of New York & New Jersey Spl. Obl. RB, JFK Intl. Arpt. Terminal 6:
5.75%, 12/01/2025, (Insd. by MBIA)	$ 5,000,000	$5,000,850
5.90%, 12/01/2017, (Insd. by MBIA)	2,000,000	2,038,440

		7,039,290

CONTINUING CARE RETIREMENT COMMUNITY 4.3%
Burlington Cnty., NJ Bridge Commission EDRB, The Evergreens Proj., 5.625%,
01/01/2038	5,000,000	4,366,050
New Jersey EDA RB:
Franciscan Oaks Proj., 5.70%, 10/01/2017	3,000,000	2,944,050
Seabrook Vlg., Inc. Facs., 5.25%, 11/15/2026	1,750,000	1,526,682

		8,836,782

EDUCATION 6.2%
Mercer Cnty., NJ Impt. Auth. RB Sch. Dist. Proj., 5.25%, 01/15/2022	1,000,000	1,038,020
Mercer Cnty., NJ Impt. Auth. RRB, Spl. Svcs. Sch. Dist., Ser. A, 5.95%, 12/15/2012	500,000	561,735
New Jersey Edl. Facs. Auth. RB, Higher Ed. Capital Impt., Ser. A, 5.25%,
09/01/2018, (Insd. by AMBAC)	3,895,000	4,288,278
New Jersey Edl. Facs. Auth. RRB, Georgian Ct. Univ., Ser. D:
5.00%, 07/01/2033	1,000,000	883,700
5.25%, 07/01/2027	500,000	478,080
New Jersey EDRB, Sch. Facs. Construction Proj., Ser. O, 5.25%, 03/01/2022	5,000,000	5,266,100

		12,515,913

ELECTRIC REVENUE 2.5%
Puerto Rico Elec. Power Auth. RB, Ser. RR, 5.00%, 07/01/2022	5,000,000	4,994,550

GENERAL OBLIGATION - LOCAL 0.9%
Jersey City, NJ Refunding GO, Ser. A, 5.30%, 10/01/2009, (Insd. by AMBAC)	250,000	253,045
Lakewood Township, NJ GO, Sch. Dist., 6.25%, 02/15/2012, (Insd. by AMBAC)	400,000	451,296
Millburn Township, NJ GO, Board of Ed., 5.35%, 07/15/2011	960,000	1,043,837
Washington Township, NJ GO, Warren Cnty., Board of Ed., 7.50%, 04/15/2009	130,000	137,458

		1,885,636

GENERAL OBLIGATION - STATE 5.5%
Commonwealth of Puerto Rico GO, 6.50%, 07/01/2008, (Insd. by MBIA)	1,115,000	1,128,280
New Jersey GO:
Ser. E, 6.00%, 07/15/2009	6,500,000	6,811,415
Ser. F, 5.50%, 08/01/2011	3,000,000	3,265,230

		11,204,925

HOSPITAL 15.2%
Camden Cnty., NJ Impt. Auth. Hlth. Care RB:
Cooper Hlth. Sys. Obl. Group A, 5.25%, 02/15/2020	5,000,000	4,917,350
Cooper Hlth. Sys. Obl. Group B, 5.25%, 02/15/2027	2,500,000	2,319,000
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Carroll Cnty. Gen. Hosp., 5.75%,
07/01/2022	500,000	508,225

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

March 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
New Jersey Hlth. Care Facs. Fin. Auth. RB:
Burdette Tomlin Mem. Hosp., 5.60%, 07/01/2019	$ 3,825,000	$3,887,577
Meridian Hlth. Sys. Obl. Group:
5.50%, 07/01/2010, (Insd. by FSA)	3,750,000	3,920,475
5.625%, 07/01/2011, (Insd. by FSA)	6,235,000	6,512,956
St. Joseph’s Hosp. & Med. Ctr., Ser. A, 5.70%, 07/01/2011	1,000,000	1,007,400
New Jersey Hlth. Care Facs. Fin. Auth. RRB:
Atlantic City Med. Ctr., 6.00%, 07/01/2012	3,000,000	3,234,390
Atlantic Hlth. Sys. Hosp. Corp., Ser. A, 6.00%, 07/01/2011, (Insd. by AMBAC)	1,345,000	1,486,575
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Med. Ctr. Hlth. Sys.,
Ser. A, 6.00%, 01/15/2022	2,900,000	3,075,015

		30,868,963

HOUSING 9.4%
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB:
Ser. A, 5.40%, 11/01/2017, (Insd. by AMBAC)	1,275,000	1,287,979
Ser. B, 6.05%, 11/01/2017, (Insd. by FSA)	815,000	839,939
Ser. E-1:
5.35%, 11/01/2013, (Insd. by FSA)	2,710,000	2,782,547
5.45%, 11/01/2014, (Insd. by FSA)	900,000	922,005
5.70%, 05/01/2020, (Insd. by FSA)	200,000	204,752
Ser. E-2, 5.70%, 11/01/2020, (Insd. by FSA)	340,000	348,004
Ser. F, 5.05%, 11/01/2013, (Insd. by FSA)	1,575,000	1,653,451
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRB:
Ser. T:
4.55%, 10/01/2022	5,000,000	4,650,200
5.25%, 10/01/2037	2,455,000	2,520,180
Ser. U, 4.80%, 10/01/2022	4,110,000	3,912,268

		19,121,325

LEASE 5.1%
Burlington Cnty., NJ Bridge Commission RB, Gtd. Governmental Leasing Program:
5.25%, 08/15/2020	1,000,000	1,100,040
5.25%, 08/15/2021	1,500,000	1,650,060
Essex Cnty., NJ Impt. Auth. Lease RB, Correctional Facs. Proj., 5.75%, 10/01/2012,
(Insd. by FGIC)	3,090,000	3,334,265
New Jersey EDA RB:
Dept. of Human Svcs., Ser. A, 5.70%, 07/01/2012	1,790,000	1,915,497
Muni. Loan Pool, 5.25%, 11/15/2018	1,745,000	1,872,978
Performing Arts Ctr. Proj., 5.50%, 06/15/2013, (Insd. by AMBAC)	500,000	502,690

		10,375,530

MISCELLANEOUS REVENUE 3.0%
Commonwealth of Puerto Rico RB, Pub. Bldg. Auth. Govt. Facs., Ser. A, 6.25%,
07/01/2009, (Insd. by AMBAC)	250,000	260,668
Garden State Preservation Trust RB, Ser. A, 5.25%, 11/01/2018	4,085,000	4,559,268
Middlesex Cnty., NJ Impt. Auth. RB, 5.25%, 09/15/2019	1,250,000	1,330,925

		6,150,861

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

March 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PORT AUTHORITY 14.2%
Delaware River Port Auth. of Pennsylvania & New Jersey RB, Port Dist. Proj., Ser. A,
5.50%, 01/01/2017	$ 4,330,000	$4,674,278
Port Auth. of New York & New Jersey RB:
126th Street Proj., 5.50%, 11/15/2013, (Insd. by FGIC)	10,000,000	10,761,900
140th Street Proj., 5.00%, 12/01/2034, (Insd. by FGIC)	5,000,000	4,985,750
Ser. 37, 5.50%, 07/15/2019, (Insd. by FSA)	5,000,000	5,277,450
South Jersey Port Corp. RB, Ser. L, 5.25%, 01/01/2013	2,870,000	3,065,849

		28,765,227

PRE-REFUNDED 9.3%
Delaware River & Bay Auth. RB, Ser. A, 5.70%, 01/01/2019, (Insd. by FGIC)	750,000	800,940
New Jersey Hlth. Care Facs. Fin. Auth. RB:
Bridgeton Hosp. Assn., Ser. B, 6.00%, 07/01/2013	50,000	54,086
Burlington Cnty. Mem. Hosp. Proj., 6.00%, 07/01/2012	50,000	54,318
New Jersey Sport & Expo. Auth. Contract RB, Ser. A:
5.75%, 03/01/2010	4,085,000	4,344,582
6.00%, 03/01/2015	1,000,000	1,058,713
New Jersey Tobacco Settlement Fin. Corp. RB, Ser. 1A, 5.00%, 06/01/2014	5,000,000	5,015,450
New Jersey Trans. Corp. COP, Federal Trans. Admin. Grants, Ser. A, 5.75%,
09/15/2011, (Insd. by AMBAC)	1,150,000	1,208,581
New Jersey Trans. Trust Fund Auth. RRB, Trans. Sys., Ser. B, 6.50%, 06/15/2010,
(Insd. by MBIA)	375,000	408,709
New Jersey Turnpike Auth. RRB:
Ser. A, 5.75%, 01/01/2018, (Insd. by MBIA)	2,335,000	2,474,796
Ser. C, 6.50%, 01/01/2016, (Insd. by MBIA)	3,000,000	3,453,811

		18,873,986

SPECIAL TAX 1.5%
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A, 5.50%, 10/01/2013	3,000,000	3,048,630

STUDENT LOAN 0.2%
New Jersey Higher Ed. Facs. RB, Student Loan Program, 5.80%, 06/01/2016, (Insd.
by AMBAC)	360,000	364,504

TOBACCO REVENUE 1.4%
Buckeye, OH Tobacco Settlement Fin. Auth. RB, Ser. A-2, 6.50%, 06/01/2047	3,000,000	2,897,970

TRANSPORTATION 12.8%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB:
Ser. W, 5.50%, 07/01/2015, (Insd. by MBIA)	2,300,000	2,489,543
Ser. Z, 6.00%, 07/01/2018, (Insd. by FSA)	2,000,000	2,290,020
New Jersey EDA RB, Trans. Proj., Ser. A, 5.75%, 05/01/2011, (Insd. by FSA)	1,000,000	1,086,840
New Jersey Trans. Trust Fund Auth. RB, Trans. Sys.:
Ser. A:
5.25%, 12/15/2022	13,000,000	13,823,290
5.625%, 06/15/2013	1,200,000	1,334,928
5.625%, 06/15/2014	1,500,000	1,708,800
5.75%, 06/15/2015	1,300,000	1,500,993
Ser. B, 6.50%, 06/15/2010, (Insd. by MBIA)	625,000	677,506

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
New Jersey Turnpike Auth. RB, Ser. A, 5.75%, 01/01/2018	$ 965,000	$996,343
West Windsor Township, NJ Parking Auth. RB, 6.10%, 12/01/2012	50,000	50,155

		25,958,418

WATER & SEWER 1.0%
Commonwealth of Puerto Rico Aqueduct & Sewer Auth. RB, 6.25%, 07/01/2012,
(Insd. by MBIA)	1,000,000	1,131,710
Gloucester Township, NJ Muni. Util. Auth. RB, 5.55%, 03/01/2009, (Insd. by
AMBAC)	350,000	358,641
Stony Brook Regl. Sewer Auth. New Jersey RB, Ser. B, 5.45%, 12/01/2012	500,000	530,685

		2,021,036

Total Municipal Obligations (cost $191,068,333)		194,923,546

	Shares	Value

SHORT-TERM INVESTMENTS 3.0%
MUTUAL FUND SHARES 3.0%
Evergreen Institutional Municipal Money Market Fund, Class I, 2.40% q ø
(cost $5,967,710)	5,967,710	5,967,710

Total Investments (cost $197,036,043) 99.0%		200,891,256
Other Assets and Liabilities 1.0%		2,121,765

Net Assets 100.0%		$203,013,021

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2008

The following table shows the percent of total investments by geographic location as of March 31, 2008:

New Jersey	71.8%
New York	14.0%
Puerto Rico	6.1%
Pennsylvania	1.5%
Virgin Islands	1.5%
Ohio	1.4%
Delaware	0.4%
Maryland	0.3%
Non-state specific	3.0%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of March 31, 2008 (unaudited):

AAA	48.7%
AA	31.5%
A	5.8%
BBB	9.7%
NR	4.3%

100.0%

The following table shows the percent of total investments based on effective maturity as of March 31, 2008 (unaudited):

Less than 1 year	7.0%
1 to 3 year(s)	10.4%
3 to 5 years	17.2%
5 to 10 years	25.8%
10 to 20 years	32.0%
20 to 30 years	6.2%
Greater than 30 years	1.4%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2008

Assets
Investments in securities, at value (cost $191,068,333)	$194,923,546
Investments in affiliated money market fund, at value (cost $5,967,710)	5,967,710

Total investments	200,891,256
Receivable for Fund shares sold	13,042
Interest receivable	2,932,739
Prepaid expenses and other assets	4,736

Total assets	203,841,773

Liabilities
Dividends payable	514,755
Payable for Fund shares redeemed	274,421
Advisory fee payable	1,290
Due to other related parties	1,589
Accrued expenses and other liabilities	36,697

Total liabilities	828,752

Net assets	$203,013,021

Net assets represented by
Paid-in capital	$205,855,269
Overdistributed net investment income	(27,330)
Accumulated net realized losses on investments	(6,670,131)
Net unrealized gains on investments	3,855,213

Total net assets	$203,013,021

Net assets consists of
Class A	$48,230,687
Class B	15,098,029
Class C	6,517,351
Class I	133,166,954

Total net assets	$203,013,021

Shares outstanding (unlimited number of shares authorized)
Class A	4,535,452
Class B	1,419,709
Class C	612,854
Class I	12,522,512

Net asset value per share
Class A	$10.63
Class A — Offering price (based on sales charge of 4.75%)	$11.16
Class B	$10.63
Class C	$10.63
Class I	$10.63

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Year Ended March 31, 2008

Investment income
Interest	$11,000,640
Income from affiliate	82,526

Total investment income	11,083,166

Expenses
Advisory fee	947,848
Distribution Plan expenses
Class A	145,775
Class B	170,771
Class C	68,428
Administrative services fee	224,674
Transfer agent fees	46,188
Trustees’ fees and expenses	5,183
Printing and postage expenses	23,726
Custodian and accounting fees	69,866
Registration and filing fees	69,848
Professional fees	35,645
Interest and fee expense	190,602
Other	6,903

Total expenses	2,005,457
Less: Expense reductions	(4,223)
Expense reimbursements	(24,296)

Net expenses	1,976,938

Net investment income	9,106,228

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(86,066)
Net change in unrealized gains or losses on investments	(4,892,629)

Net realized and unrealized gains or losses on investments	(4,978,695)

Net increase in net assets resulting from operations	$4,127,533

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31,

	2008		2007

Operations
Net investment income		$9,106,228		$10,000,930
Net realized gains or losses on
investments		(86,066)		1,446,514
Net change in unrealized gains or losses
on investments		(4,892,629)		(512,823)

Net increase in net assets resulting
from operations		4,127,533		10,934,621

Distributions to shareholders from
Net investment income
Class A		(1,928,300)		(2,055,443)
Class B		(549,081)		(637,410)
Class C		(220,105)		(254,519)
Class I		(6,453,816)		(7,078,409)

Total distributions to shareholders		(9,151,302)		(10,025,781)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	514,599	5,535,837	564,477	6,134,177
Class B	69,721	750,251	128,192	1,394,347
Class C	50,002	540,858	148,869	1,621,419
Class I	1,912,148	20,562,561	1,529,479	16,659,657

		27,389,507		25,809,600

Net asset value of shares issued in
reinvestment of distributions
Class A	125,943	1,351,977	128,213	1,394,940
Class B	35,912	385,548	40,618	441,811
Class C	11,290	121,189	12,360	134,466
Class I	17,778	190,876	16,716	181,886

		2,049,590		2,153,103

Automatic conversion of Class B shares
to Class A shares
Class A	66,070	712,899	140,803	1,529,260
Class B	(66,070)	(712,899)	(140,803)	(1,529,260)

		0		0

Payment for shares redeemed
Class A	(781,659)	(8,420,920)	(1,170,053)	(12,729,585)
Class B	(345,918)	(3,724,072)	(277,385)	(3,012,977)
Class C	(136,460)	(1,470,652)	(280,589)	(3,048,699)
Class I	(4,337,241)	(46,650,246)	(2,923,704)	(31,806,099)

		(60,265,890)		(50,597,360)

Net decrease in net assets resulting
from capital share transactions		(30,826,793)		(22,634,657)

Total decrease in net assets		(35,850,562)		(21,725,817)
Net assets
Beginning of period		238,863,583		260,589,400

End of period	$ 203,013,021		$ 238,863,583

Undistributed (overdistributed)
net investment income	$ (27,330)		$ 17,744

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen New Jersey Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

17

NOTES TO FINANCIAL STATEMENTS continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. The Fund’s income and excise tax returns and all financial records supporting those returns are subject to examination by the federal, Massachusetts and Delaware revenue authorities for all taxable years beginning after March 31, 2004.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

18

NOTES TO FINANCIAL STATEMENTS continued

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase. For the year ended March 31, 2008, the advisory fee was equivalent to 0.42% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended March 31, 2008, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $24,296.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees were paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

19

NOTES TO FINANCIAL STATEMENTS continued

For the year ended March 31, 2008, EIS received $9,159 from the sale of Class A shares and $34,363 and $364 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $51,975,326 and $85,332,017, respectively, for the year ended March 31, 2008.

During the year ended March 31, 2008, the Fund incurred interest and fee expense relating to Floating-Rate Notes in the amount of $188,807.

On March 31, 2008, the aggregate cost of securities for federal income tax purposes was $197,408,183. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,586,919 and $2,103,846, respectively, with a net unrealized appreciation of $3,483,073.

As of March 31, 2008, the Fund had $6,297,991 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2009	2010	2011	2012	2013

$4,352,316	$972,505	$183,574	$680,404	$109,192

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended March 31, 2008, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed			Temporary
Exempt-Interest	Unrealized	Capital Loss	Book/Tax
Income	Appreciation	Carryovers	Differences

$ 501,860	$ 3,483,073	$ 6,297,991	$ (529,190)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to inverse floating-rate obligations. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

20

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended March 31,

	2008	2007

Ordinary Income	$45,877	$ 56,359
Exempt-Interest Income	9,105,425	9,969,422

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%.

During the year ended March 31, 2008, the Fund had average borrowings outstanding of $33,687 at an average rate of 5.33% paid interest of $1,795.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in

21

NOTES TO FINANCIAL STATEMENTS continued

certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional

22

NOTES TO FINANCIAL STATEMENTS continued

disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

14. SUBSEQUENT EVENT

Effective at the close of business on April 11, 2008, Evergreen Municipal Bond Fund acquired the net assets of the Fund in a tax-free exchange for shares of Evergreen Municipal Bond Fund. Shareholders of Class A, Class B, Class C and Class I shares of the Fund received corresponding shares of Evergreen Municipal Bond Fund.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen New Jersey Municipal Bond Fund, a series of the Evergreen Municipal Trust, as of March 31, 2008 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These finan-cial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2008 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen New Jersey Municipal Bond Fund as of March 31, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 27, 2008

24

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended March 31, 2008, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.51%. The percentage of distributions subject to the federal alternative minimum tax and New Jersey state income tax will be reported to shareholders in January 2009.

SPECIAL MEETING OF SHAREHOLDERS

On March 20, 2008, a Special Meeting of Shareholders for the Fund was held to consider a proposal providing for the acquisition of all of the assets of the Fund by Evergreen Municipal Bond Fund, a series of Evergreen Municipal Trust, in exchange for shares of Evergreen Municipal Bond Fund and the assumption by Evergreen Municipal Bond Fund for all of the liabilities of the Fund. On December 31, 2007, the record date for the meeting, the Fund had $221,494,861 of net assets outstanding of which $165,113,971 (74.55%) of net assets were represented at the meeting.

Proposal 1 – The proposed reorganization of the Fund into Evergreen Municipal Bond Fund, a series of Evergreen Municipal Trust, a Delaware business trust:

           $ 160,792,450 voted “For”
           $ 3,496,140 voted “Against”
           $ 825,381 voted “Abstain”

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 12/12/1970	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566393  rv5   04/2008

Evergreen New York Municipal Bond Fund

Evergreen

NEW YORK MUNICIPAL BOND FUND

Annual Report
as of March 31, 2008

Evergreen Investments[SM]
MUTUAL FUNDS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

2	FUND AT A GLANCE
3	PORTFOLIO MANAGER COMMENTARY
4	ABOUT YOUR FUND’S EXPENSES
5	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
12	STATEMENT OF ASSETS AND LIABILITIES
13	STATEMENT OF OPERATIONS
14	STATEMENTS OF CHANGES IN NET ASSETS
15	NOTES TO FINANCIAL STATEMENTS
21	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
22	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

FUND AT A GLANCE

as of March 31, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

Mathew M. Kiselak

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2008.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/3/1995

	Class A	Class B	Class C	Class I
Class inception date	10/17/2001	11/8/2002	11/8/2002	4/3/1995

Nasdaq symbol	EOYAX	EOYBX	EOYCX	EOYIX

Average annual return*

1-year with sales charge	-2.40%	-3.24%	0.69%	N/A

1-year w/o sales charge	2.44%	1.67%	1.67%	2.70%

5-year	2.35%	2.27%	2.62%	3.65%

10-year	4.21%	4.35%	4.35%	4.92%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class A prior to 11/11/2002 is based on the performance of the Advisor shares of the fund’s predecessor fund, OFFIT New York Municipal Fund, and prior to its inception, on the Select shares, the original class offered by the fund’s predecessor fund. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 11/11/2002 is based on the performance of the Select shares of the fund’s predecessor fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class A and Advisor shares and 1.00% for Classes B and C. Class I does not and Select shares did not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower. The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

† Effective December 10, 2007, Mr. Kiselak replaced Michael Pietronico as portfolio manager of the fund.

Comparison of a $10,000 investment in the Evergreen New York Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers 5-Year Municipal Bond Index (LB5YMBI) and the Consumer Price Index (CPI).

The LB5YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

2

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 2.44% for the twelve-month period ended March 31, 2008, excluding any applicable sales charges. During the same period, the LB5YMBI returned 6.19%.

The fund’s objective is to seek current income exempt from federal income taxes, other than the alternative minimum tax, and New York state income tax as part of a long-term strategy of achieving tax-advantaged total return.

The twelve-month period ended March 31, 2008 was the final fiscal year of the operation of the fund, which was subsequently merged with Evergreen Municipal Bond Fund.

The fiscal year saw a general flight-to-quality in fixed income markets as problems that originated in the subprime mortgage market eventually spread throughout the credit markets, affecting municipal bond securities as well as taxable securities. Over the twelvemonth period ended March 31, 2008, but especially in the final six months of the fiscal year, high grade bonds outperformed other parts of the municipal bond market. Short-to intermediate-maturity bonds also outperformed longer maturities as fears about the impact of a deceleration in the economy were balanced with worries about rising inflationary pressures.

During a period in which longer-maturity bonds underperformed shorter- and intermediate-term securities, the fund’s longer-maturity positioning was the principal factor detracting from results. The fund’s positions in general obligation municipal bonds had a positive impact on results.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of March 31, 2008, and subject to change.

3

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2007 to March 31, 2008.

The example illustrates your fund’s costs in two ways:

Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2007	3/31/2008	Period*

Actual
Class A	$ 1,000.00	$ 1,011.39	$ 4.63
Class B	$ 1,000.00	$ 1,007.57	$ 8.38
Class C	$ 1,000.00	$ 1,007.57	$ 8.38
Class I	$ 1,000.00	$ 1,012.67	$ 3.37
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.40	$ 4.65
Class B	$ 1,000.00	$ 1,016.65	$ 8.42
Class C	$ 1,000.00	$ 1,016.65	$ 8.42
Class I	$ 1,000.00	$ 1,021.65	$ 3.39

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.92% for Class A, 1.67% for Class B, 1.67% for Class C and 0.67% for Class I), multiplied by the average account value over the period, multiplied by 183 / 366 days.

4

FINANCIALHIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended March 31,

CLASS A	2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.88	$10.79	$10.95	$11.24	$11.21

Income from investment operations
Net investment income (loss)	0.35	0.36	0.36	0.35	0.31
Net realized and unrealized gains or losses on investments	(0.09)	0.17	(0.01)[1]	(0.23)	0.27

Total from investment operations	0.26	0.53	0.35	0.12	0.58

Distributions to shareholders from
Net investment income	(0.35)	(0.36)	(0.36)	(0.34)	(0.32)
Net realized gains	(0.09)	(0.08)	(0.15)	(0.07)	(0.23)

Total distributions to shareholders	(0.44)	(0.44)	(0.51)	(0.41)	(0.55)

Net asset value, end of period	$10.70	$10.88	$10.79	$10.95	$11.24

Total return[2]	2.44%	4.92%	3.15%	1.06%	5.26%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,268	$6,345	$5,984	$5,158	$5,234
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.92%	0.87%	0.87%	0.90%	0.91%
Expenses excluding waivers/reimbursements and expense reductions	0.97%	0.92%	0.91%	0.91%	0.91%
Net investment income (loss)	3.25%	3.30%	3.27%	3.14%	2.80%
Portfolio turnover rate	28%	36%	23%	42%	150%

1 The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

2 Excluding applicable sales charges

See Notes to Financial Statements

5

FINANCIALHIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended March 31,

CLASS B	2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.88	$10.79	$10.95	$11.24	$11.21

Income from investment operations
Net investment income (loss)	0.27	0.28	0.28	0.27	0.24
Net realized and unrealized gains or losses on investments	(0.09)	0.17	(0.01)[1]	(0.23)	0.26

Total from investment operations	0.18	0.45	0.27	0.04	0.50

Distributions to shareholders from
Net investment income	(0.27)	(0.28)	(0.28)	(0.26)	(0.24)
Net realized gains	(0.09)	(0.08)	(0.15)	(0.07)	(0.23)

Total distributions to shareholders	(0.36)	(0.36)	(0.43)	(0.33)	(0.47)

Net asset value, end of period	$10.70	$10.88	$10.79	$10.95	$11.24

Total return[2]	1.67%	4.16%	2.43%	0.36%	4.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,189	$4,351	$4,733	$4,515	$4,154
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.67%	1.62%	1.61%	1.61%	1.61%
Expenses excluding waivers/reimbursements and expense reductions	1.67%	1.62%	1.61%	1.61%	1.61%
Net investment income (loss)	2.50%	2.55%	2.53%	2.43%	2.10%
Portfolio turnover rate	28%	36%	23%	42%	150%

1 The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

2 Excluding applicable sales charges

See Notes to Financial Statements

6

FINANCIALHIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended March 31,

CLASS C	2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.88	$10.79	$10.95	$11.24	$11.21

Income from investment operations
Net investment income (loss)	0.27	0.28	0.28	0.27	0.24
Net realized and unrealized gains or losses on investments	(0.09)	0.17	(0.01)[1]	(0.23)	0.26

Total from investment operations	0.18	0.45	0.27	0.04	0.50

Distributions to shareholders from
Net investment income	(0.27)	(0.28)	(0.28)	(0.26)	(0.24)
Net realized gains	(0.09)	(0.08)	(0.15)	(0.07)	(0.23)

Total distributions to shareholders	(0.36)	(0.36)	(0.43)	(0.33)	(0.47)

Net asset value, end of period	$10.70	$10.88	$10.79	$10.95	$11.24

Total return[2]	1.67%	4.16%	2.43%	0.36%	4.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,062	$7,103	$6,691	$6,429	$6,205
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.67%	1.62%	1.61%	1.61%	1.61%
Expenses excluding waivers/reimbursements and expense reductions	1.67%	1.62%	1.61%	1.61%	1.61%
Net investment income (loss)	2.51%	2.56%	2.52%	2.43%	2.10%
Portfolio turnover rate	28%	36%	23%	42%	150%

1 The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

2 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIALHIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended March 31,

CLASS I	2008	2007	2006	2005	2004

Net asset value, beginning of period	$ 10.88	$ 10.79	$ 10.95	$ 11.24	$ 11.21

Income from investment operations
Net investment income (loss)	0.38	0.39	0.39	0.38	0.35
Net realized and unrealized gains or losses on investments	(0.09)	0.17	(0.01)[1]	(0.23)	0.26

Total from investment operations	0.29	0.56	0.38	0.15	0.61

Distributions to shareholders from
Net investment income	(0.38)	(0.39)	(0.39)	(0.37)	(0.35)
Net realized gains	(0.09)	(0.08)	(0.15)	(0.07)	(0.23)

Total distributions to shareholders	(0.47)	(0.47)	(0.54)	(0.44)	(0.58)

Net asset value, end of period	$ 10.70	$ 10.88	$ 10.79	$ 10.95	$ 11.24

Total return	2.70%	5.20%	3.46%	1.36%	5.57%

Ratios and supplemental data
Net assets, end of period (thousands)	$54,349	$66,408	$68,474	$81,386	$94,588
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.66%	0.61%	0.61%	0.60%	0.61%
Expenses excluding waivers/reimbursements and expense reductions	0.66%	0.61%	0.61%	0.60%	0.61%
Net investment income (loss)	3.50%	3.55%	3.52%	3.38%	3.09%
Portfolio turnover rate	28%	36%	23%	42%	150%

1 The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

March 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 94.0%
EDUCATION 5.8%
New York Dorm. Auth. RB, Univ. of Rochester, Ser. A-1, 5.00%, 07/01/2022	$1,000,000	$1,021,970
Troy, NY IDA Civic Facs. RRB, Rensselaer Polytechnic Institute, Ser. A:
5.50%, 09/01/2012	1,145,000	1,252,630
5.50%, 09/01/2013	1,100,000	1,197,064
5.50%, 09/01/2015	620,000	677,214

		4,148,878

GENERAL OBLIGATION - LOCAL 13.8%
Byram Hills, NY Sch. Dist. Refunding GO, Ser. B, 5.00%, 10/15/2019, (Insd. by
MBIA)	1,880,000	2,051,286
New York, NY GO:
Ser. C-1, 5.00%, 08/15/2021	1,000,000	1,022,600
Ser. G:
5.00%, 08/01/2020	1,500,000	1,552,365
5.00%, 12/01/2021	1,000,000	1,023,310
Onondaga Cnty., NY GO, Ser. A, 5.00%, 07/15/2017	1,460,000	1,578,304
Orange Cnty., NY Refunding GO, Ser. A, 5.00%, 07/15/2019	1,500,000	1,604,115
Suffolk Cnty., NY GO, Ser. A, 5.00%, 05/01/2016, (Insd. by MBIA)	1,000,000	1,084,370

		9,916,350

GENERAL OBLIGATION - STATE 1.4%
New York GO, Ser. A, 5.00%, 08/01/2020	1,000,000	1,033,020

HOSPITAL 0.8%
New York Dorm. Auth. RB, Queens Med. Ctr., 4.05%, 08/15/2014, (Insd. by FHA)	535,000	554,228

HOUSING 7.1%
Battery Park, NY City Auth. RRB, Ser. A, 5.25%, 11/01/2020	1,500,000	1,602,225
New York Dorm. Auth. RB, Univ. Dorm. Facs.:
Ser. A, 5.00%, 07/01/2019, (Insd. by MBIA)	1,635,000	1,725,661
Ser. C, 5.00%, 07/01/2020, (Insd. by MBIA)	1,725,000	1,800,468

		5,128,354

SALES TAX 14.6%
Nassau Cnty., NY Interim Fin. Auth. RB, Ser. A, 5.00%, 11/15/2017, (Insd. by
AMBAC)	1,425,000	1,518,124
New York Grand Central Dist. Mgmt. Assn. RRB, Business Impt. Proj., 5.00%,
01/01/2018	1,000,000	1,061,930
New York Sales Tax Asset Receivable Corp. RRB, Ser. A, 5.00%, 10/15/2020, (Insd.
by MBIA)	3,370,000	3,539,983
New York, NY TFA RB, Ser. G, 5.00%, 08/01/2018	2,125,000	2,232,291
New York, NY TFA RRB, Ser. A-1, 5.00%, 11/01/2020	2,000,000	2,099,140

		10,451,468

TOBACCO REVENUE 4.0%
Buckeye, OH Tobacco Settlement Fin. Auth. RB, Ser. A-2, 6.50%, 06/01/2047	3,000,000	2,897,970

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

March 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 28.4%
Metropolitan New York Trans. Auth. RB:
Ser. A, 5.00%, 11/15/2021	$550,000	$564,108
Ser. B, 5.25%, 11/15/2018, (Insd. by FGIC)	1,130,000	1,196,082
New York Thruway Auth. RB, Gen. Hwy. & Bridge, Ser. A:
5.00%, 04/01/2019, (Insd. by MBIA)	4,320,000	4,578,941
5.00%, 04/01/2028	2,500,000	2,515,650
New York Triborough Bridge & Tunnel Auth. RB, Ser. A:
5.00%, 11/15/2021	1,500,000	1,573,920
5.00%, 11/15/2022	625,000	653,631
5.00%, 11/15/2031	5,000,000	5,003,200
New York Triborough Bridge & Tunnel Auth. RRB, Ser. B, 5.25%, 11/15/2018	2,065,000	2,216,447
Port Auth. of New York & New Jersey RB:
Ser. 125, 5.00%, 10/15/2019, (Insd. by FSA)	1,000,000	1,047,750
Ser. 131, 5.00%, 12/15/2014	1,000,000	1,063,970

		20,413,699

WATER & SEWER 18.1%
New York Env. Facs. Corp. RB, Clean Drinking Water Proj.:
Ser. A, 5.00%, 06/15/2019	3,000,000	3,207,060
Ser. B, 5.00%, 11/15/2017	1,250,000	1,353,550
New York, NY Muni. Water Fin. Auth. RB:
Ser. A, 5.00%, 06/15/2038	4,000,000	3,981,160
Ser. B, 5.00%, 06/15/2017	4,150,000	4,492,375

		13,034,145

Total Municipal Obligations (cost $66,300,762)		67,578,112

	Shares	Value

SHORT-TERM INVESTMENTS 2.2%
MUTUAL FUND SHARES 2.2%
Evergreen New York Municipal Money Market Fund, Class I, 1.74% q ø
(cost $1,572,249)	1,572,249	1,572,249

Total Investments (cost $67,873,011) 96.2%		69,150,361
Other Assets and Liabilities 3.8%		2,717,734

Net Assets 100.0%		$71,868,095

q      Rate shown is the 7-day annualized yield at period end.

ø    Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

March 31, 2008

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
RRB	Refunding Revenue Bond
TFA	Transitional Finance Authority

The following table shows the percent of total investments by geographic location as of March 31, 2008:

New York	93.5%
Ohio	4.2%
Non-state specific	2.3%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of March 31, 2008 (unaudited):

AAA	45.8%
AA	43.5%
A	6.6%
BBB	4.1%

100.0%

The following table shows the percent of total investments based on effective maturity as of March 31, 2008 (unaudited):

Less than 1 year	4.8%
3 to 5 years	1.7%
5 to 10 years	20.5%
10 to 20 years	52.6%
20 to 30 years	10.6%
Greater than 30 years	9.8%

100.0%

See Notes to Financial Statements

11

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2008

Assets
Investments in securities, at value (cost $66,300,762)	$67,578,112
Investments in affiliated money market fund, at value (cost $1,572,249)	1,572,249

Total investments	69,150,361
Receivable for securities sold	1,829,424
Receivable for Fund shares sold	4,964
Interest receivable	1,054,931
Prepaid expenses and other assets	13,352

Total assets	72,053,032

Liabilities
Dividends payable	71,032
Payable for Fund shares redeemed	59,155
Due to custodian bank	37,290
Advisory fee payable	686
Distribution Plan expenses payable	31
Due to other related parties	803
Printing and postage expenses payable	8,720
Accrued expenses and other liabilities	7,220

Total liabilities	184,937

Net assets	$71,868,095

Net assets represented by
Paid-in capital	$71,007,357
Overdistributed net investment income	(3,146)
Accumulated net realized losses on investments	(413,466)
Net unrealized gains on investments	1,277,350

Total net assets	$71,868,095

Net assets consists of
Class A	$7,268,437
Class B	4,188,951
Class C	6,061,607
Class I	54,349,100

Total net assets	$71,868,095

Shares outstanding (unlimited number of shares authorized)
Class A	679,402
Class B	391,545
Class C	566,604
Class I	5,080,228

Net asset value per share
Class A	$10.70
Class A — Offering price (based on sales charge of 4.75%)	$11.23
Class B	$10.70
Class C	$10.70
Class I	$10.70

See Notes to Financial Statements

12

STATEMENT OF OPERATIONS

Year Ended March 31, 2008

Investment income
Interest	$3,230,367
Income from affiliate	69,527

Total investment income	3,299,894

Expenses
Advisory fee	277,317
Distribution Plan expenses
Class A	19,863
Class B	42,924
Class C	67,670
Administrative services fee	78,883
Transfer agent fees	14,699
Trustees’ fees and expenses	8,101
Printing and postage expenses	18,103
Custodian and accounting fees	17,093
Registration and filing fees	78,015
Professional fees	30,693
Other	3,736

Total expenses	657,097
Less: Expense reductions	(1,506)
Expense reimbursements	(3,310)

Net expenses	652,281

Net investment income	2,647,613

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(242,735)
Net change in unrealized gains or losses on investments	(491,411)

Net realized and unrealized gains or losses on investments	(734,146)

Net increase in net assets resulting from operations	$1,913,467

See Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

		Year Ended March 31,

	2008		2007

Operations
Net investment income		$2,647,613		$3,172,511
Net realized gains or losses on
investments		(242,735)		794,704
Net change in unrealized gains or losses
on investments		(491,411)		799,498

Net increase in net assets resulting from
operations		1,913,467		4,766,713

Distributions to shareholders from
Net investment income
Class A		(216,387)		(203,643)
Class B		(108,186)		(114,277)
Class C		(170,805)		(167,643)
Class I		(2,169,719)		(2,690,517)
Net realized gains
Class A		(57,963)		(43,703)
Class B		(34,736)		(30,536)
Class C		(53,589)		(42,395)
Class I		(482,352)		(529,441)

Total distributions to shareholders		(3,293,737)		(3,822,155)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	220,174	2,384,442	96,275	1,046,873
Class B	37,861	407,879	52,684	574,480
Class C	91,925	996,732	227,940	2,484,160
Class I	996,611	10,837,429	1,883,867	20,287,801

		14,626,482		24,393,314

Net asset value of shares issued in
reinvestment of distributions
Class A	16,203	174,559	15,224	165,832
Class B	9,251	99,631	8,794	95,831
Class C	14,401	155,107	12,244	133,400
Class I	136,939	1,474,445	155,138	1,690,143

		1,903,742		2,085,206

Automatic conversion of Class B shares
to Class A shares
Class A	13,258	143,069	11	122
Class B	(13,258)	(143,069)	(11)	(122)

		0		0

Payment for shares redeemed
Class A	(153,239)	(1,656,155)	(83,096)	(900,913)
Class B	(42,069)	(453,859)	(100,382)	(1,089,912)
Class C	(192,409)	(2,083,898)	(207,634)	(2,252,986)
Class I	(2,155,149)	(23,294,832)	(2,283,396)	(24,854,380)

		(27,488,744)		(29,098,191)

Net decrease in net assets resulting from
capital share transactions		(10,958,520)		(2,619,671)

Total decrease in net assets		(12,338,790)		(1,675,113)
Net assets
Beginning of period		84,206,885		85,881,998

End of period		$71,868,095		$84,206,885

Undistributed (overdistributed) net
investment income		$(3,146)		$14,338

See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen New York Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions

15

NOTES TO FINANCIAL STATEMENTS continued

due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. The Fund’s income and excise tax returns and all financial records supporting those returns are subject to examination by the federal, Massachusetts and Delaware revenue authorities for all taxable years beginning after March 31, 2004.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.35% and declining to 0.27% as average daily net assets increase. For the year ended March 31, 2008, the advisory fee was equivalent to 0.35% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended March 31, 2008, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $3,310.

16

NOTES TO FINANCIAL STATEMENTS continued

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees were paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended March 31, 2008, EIS received $836 from the sale of Class A shares and $6,288 and $986 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $21,454,649 and $33,000,694, respectively, for the year ended March 31, 2008.

On March 31, 2008, the aggregate cost of securities for federal income tax purposes was $67,893,409. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,380,685 and $123,733, respectively, with a net unrealized appreciation of $1,256,952.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of March 31, 2008, the Fund incurred and will elect to defer post-October losses of $395,327.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended March 31, 2008, the Fund did not participate in the interfund lending program.

17

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed			Temporary
Exempt-Interest	Long-term	Unrealized	Post-October	Book/Tax
Income	Capital Gain	Appreciation	Losses	Differences

$70,498	$2,259	$1,256,952	$395,327	$(73,644)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales. Additionally, short-term capital gains are considered ordinary income for income tax purposes. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended March 31,

	2008	2007

Ordinary Income	$28,860	$389
Exempt-Interest Income	2,664,418	3,175,691
Long-term Capital Gain	600,459	646,075

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the year ended March 31, 2008, the Fund had no borrowings.

18

NOTES TO FINANCIAL STATEMENTS continued

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

19

NOTES TO FINANCIAL STATEMENTS continued

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

14. SUBSEQUENT EVENT

Effective at the close of business on April 11, 2008, Evergreen Municipal Bond Fund acquired the net assets of the Fund in a tax-free exchange for shares of Evergreen Municipal Bond Fund. Shareholders of Class A, Class B, Class C and Class I shares of the Fund received corresponding shares of Evergreen Municipal Bond Fund.

20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen New York Municipal Bond Fund, a series of the Evergreen Municipal Trust, as of March 31, 2008 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These finan-cial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2008 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen New York Municipal Bond Fund as of March 31, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 27, 2008

21

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $600,459 for the fiscal year ended March 31, 2008.

For the fiscal year ended March 31, 2008, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 98.93% . The percentage of distributions subject to the federal alternative minimum tax and New York state income tax will be reported to shareholders in January 2009.

SPECIAL MEETING OF SHAREHOLDERS

On March 20, 2008, a Special Meeting of Shareholders for the Fund was held to consider a proposal providing for the acquisition of all of the assets of the Fund by Evergreen Municipal Bond Fund, a series of Evergreen Municipal Trust, in exchange for shares of Evergreen Municipal Bond Fund and the assumption by Evergreen Municipal Bond Fund for all of the liabilities of the Fund. On December 31, 2007, the record date for the meeting, the Fund had $77,787,612 of net assets outstanding of which $45,420,326 (58.39%) of net assets were represented at the meeting.

Proposal 1 – The proposed reorganization of the Fund into Evergreen Municipal Bond Fund, a series of Evergreen Municipal Trust, a Delaware business trust:
           $42,089,593 voted “For”
           $3,080,484 voted “Against”
           $250,249 voted “Abstain”

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 12/12/1970	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1	Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30,
2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of
December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen
Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.
2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

569841rv4 04/2008

Evergreen Pennsylvania Municipal Bond Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
30	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
31	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Pennsylvania Municipal Bond Fund for the twelve-month period ended March 31, 2008 (the “twelve-month period”).

The fiscal year was a period of significant change in the capital markets as investors grew increasingly apprehensive that the economy was starting to weaken dramatically. Economic growth had appeared strong at the start of the fiscal year, with persistently solid gains in corporate profits and employment encouraging optimism. The backdrop for investing began to change by the summer of 2007, however, amid widening worries about problems in the Financials sector. Investors feared weakness in housing and problems in the subprime mortgage industry could pull the domestic economy into recession. Major financial institutions began to report substantial losses from their exposures to subprime mortgages and banks started to tighten their credit standards and to restrict their lending. With fears of a dramatic downturn hovering over the market, fixed income investors sought out the highest-quality securities and attempted to avoid credit risk. As a consequence, the prices of corporate bonds and many asset-backed securities fell, while Treasuries rallied in a general flight to quality. At the same time, equity prices were buffeted by news of falling profits, weakening housing, slowing employment, rising inflationary pressures and growing credit problems. Stock valuations fell across all market capitalizations, investment styles and regions. In this environment, the prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

LETTER TO SHAREHOLDERS continued

The U.S. economy grew at a healthy pace early in 2007, but then started to show signs of slowing in the final half of 2007 and the first quarter of 2008. Economic growth decelerated as lending for ordinary consumer and commercial activity dried up, accentuating the weakening effects of declining home prices. Corporate profits, employment and other key economic indicators showed clear evidence of deterioration. Gross Domestic Product growth slowed to just 0.6% during the final quarter of 2007 and the first quarter of 2008. To reinvigorate the economy and stimulate lending activity, the Federal Reserve Board (the “Fed”) became increasingly aggressive, taking a series of steps to pour liquidity into the financial system. Starting in September 2007 and continuing through April 2008, the Fed cut the key fed funds rate seven different times, lowering the influential short-term rate from 5.25% to 2%. In March 2008, the central bank also opened its lending facilities to securities firms as well as commercial banks and intervened to help JPMorgan Chase & Co. purchase the collapsing investment bank Bear Stearns Cos. Congress and the Bush administration, meanwhile, rushed through a $168 billion fiscal stimulus bill, which included tax rebate checks, in an effort to boost growth in the second half of 2008.

During this period of change in the capital markets, the management team for Evergreen’s state municipal bond funds maintained a disciplined strategy, seeking both total return and yield, while assessing interest rate and credit trends and the supply and demand forces affecting the tax-exempt market in each state.

We believe the experiences in the capital markets during the twelvemonth period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

FUND AT A GLANCE

as of March 31, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Charles E. Jeanne, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2008.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/27/1990

	Class A	Class B	Class C	Class I
Class inception date	12/27/1990	2/1/1993	2/1/1993	11/24/1997

Nasdaq symbol	EKVAX	EKVBX	EKVCX	EKVYX

Average annual return*

1-year with sales charge	-4.76%	-5.52%	-1.68%	N/A

1-year w/o sales charge	-0.05%	-0.73%	-0.72%	0.29%

5-year	1.84%	1.79%	2.14%	3.13%

10-year	3.39%	3.23%	3.22%	4.17%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Comparison of a $10,000 investment in the Evergreen Pennsylvania Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned -0.05% for the twelvemonth period ended March 31, 2008 (the “twelve-month period”), excluding any applicable sales charges. During the same period, the LBMBI returned 1.90%.

The fund’s objective is to seek current income exempt from federal income taxes, other than the alternative minimum tax, and Pennsylvania state income tax as part of a long-term strategy of achieving tax-advantaged total return.

The fiscal year was a period in which problems that originated in the subprime mortgage market spread through the credit markets, affecting municipal bonds as well as taxable securities. As the yield curve, which reflects the yield differences between shorter and longer maturities, steepened, shorter-maturity securities outperformed. In a general flight-to-quality in fixed income markets, high-quality bonds outperformed lower-quality bonds. The municipal market had been relatively stable from the beginning of the fiscal year in April 2007 through mid-August, when the full brunt of the effects of the subprime mortgage meltdown began to be felt. The widening global credit crunch led to a growing risk-aversion and lagging performance by everything rated below AAA. The yield spreads—or difference in yields between high grade and lower-rated securities—widened, with prices falling for most lower-rated securities. In the final quarter of 2007, the growing problems in credit markets led to continued volatility and a general re-pricing of municipal debt as the subprime loan crisis undermined confidence in bond insurers. News broke that many of the municipal bond insurers, who also insure other taxable debt, had exposure to subprime loans. As a consequence, insured bonds began trading at levels reflecting their underlying credit merits, as if they had no insurance. Liquidity also was an issue in the municipal market as well as other parts of the capital markets. Banks and financial institutions became reluctant to lend to each other, despite the efforts of the Federal Reserve Board (the “Fed”) to pour new liquidity into the markets. These problems extended into the first quarter of 2008, which continued to be hit with volatility and illiquidity. Over the twelvemonth period, but especially in the final six months of the fiscal year, high grade bonds outperformed other parts of the municipal bond market. Short- to intermediate-maturity bonds also outperformed longer maturities as fears about the impact of a deceleration in the economy were balanced with worries about rising inflationary pressures.

Throughout the twelve-month period, we maintained our emphasis on seeking total return and yield, with exposure to municipal securities that offered some higher yields. At the end of the fiscal year, the average credit quality of fund holdings was AA-, and the average effective duration of fund investments was 5.91 years, compared with 6.75 years for the LBMBI.

The principal factors that helped the fund’s performance were its investments in high grade bonds as well as in short- and intermediate-term bonds. As the fiscal year progressed, most investors were only willing to purchase high-quality issues, helping support their valuations. At the same time, investors seemed to prefer shorter bonds in an effort to avoid interest-rate risk as fears of inflationary pressures began to increase. In addition, shorter-maturity securities were seen as benefiting first from the interest-rate cuts of the Fed.

The fund’s performance was hurt principally by its exposure to higher-yielding bonds that fell in value as yield spreads widened. While we maintained an overall high-quality portfolio, we did have exposure to non-rated and BBB-rated bonds as part of our strategy to seek attractive yields. These bonds, however, suffered some price loss in the general flight to quality.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations. The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of March 31, 2008, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2007 to March 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2007	3/31/2008	Period*

Actual
Class A	$ 1,000.00	$998.03	$ 3.65
Class B	$ 1,000.00	$994.18	$ 7.38
Class C	$ 1,000.00	$994.22	$ 7.38
Class I	$ 1,000.00	$999.29	$ 2.40
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.35	$ 3.69
Class B	$ 1,000.00	$ 1,017.60	$ 7.47
Class C	$ 1,000.00	$ 1,017.60	$ 7.47
Class I	$ 1,000.00	$ 1,022.60	$ 2.43

* For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.73% for Class A, 1.48% for Class B, 1.48% for Class C and 0.48% for Class I), multiplied by the average account value over the period, multiplied by 183 / 366 days.

FINANCIALHIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended March 31,

CLASS A	2008	2007	2006	2005	2004

Net asset value, beginning of period	$ 11.32	$ 11.25	$ 11.38	$ 11.67	$ 11.63

Income from investment operations
Net investment income (loss)	0.48	0.47	0.48	0.49	0.49
Net realized and unrealized gains or losses on investments	(0.49)	0.07	(0.14)	(0.29)	0.04
Total from investment operations	(0.01)	0.54	0.34	0.20	0.53

Distributions to shareholders from
Net investment income	(0.47)	(0.47)	(0.47)	(0.49)	(0.49)

Net asset value, end of period	$ 10.84	$ 11.32	$ 11.25	$ 11.38	$ 11.67

Total return[1]	(0.05%)	4.86%	3.04%	1.73%	4.70%

Ratios and supplemental data
Net assets, end of period (thousands)	$48,045	$55,565	$57,847	$60,367	$68,275
Ratios to average net assets
Expenses including waivers/reimbursements and interest and
fee expense but excluding expense reductions	0.71%	0.74%	0.69%[2]	0.69%	0.70%
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	0.76%	0.79%	0.73%[2]	0.70%	0.70%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.68%	0.66%	0.67%	0.69%	0.70%
Interest and fee expense[3]	0.03%	0.08%	0.02%	0.00%	0.00%
Net investment income (loss)	4.27%	4.13%	4.22%	4.26%	4.25%
Portfolio turnover rate	21%	33%	43%	28%	20%

1 Excluding applicable sales charges

2 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

3 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIALHIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended March 31,

CLASS B	2008	2007	2006	2005	2004

Net asset value, beginning of period	$ 11.27	$ 11.21	$ 11.34	$ 11.62	$ 11.57

Income from investment operations
Net investment income (loss)	0.37	0.36	0.39	0.40	0.41
Net realized and unrealized gains or losses on investments	(0.45)	0.08	(0.13)	(0.28)	0.05
Total from investment operations	(0.08)	0.44	0.26	0.12	0.46

Distributions to shareholders from
Net investment income	(0.39)	(0.38)	(0.39)	(0.40)	(0.41)

Net asset value, end of period	$ 10.80	$ 11.27	$ 11.21	$ 11.34	$ 11.62

Total return[1]	(0.73%)	4.00%	2.32%	1.10%	4.05%

Ratios and supplemental data
Net assets, end of period (thousands)	$18,324	$24,725	$31,415	$36,841	$42,361
Ratios to average net assets
Expenses including waivers/reimbursements and interest and
fee expense but excluding expense reductions	1.46%	1.49%	1.43%[2]	1.40%	1.40%
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	1.46%	1.49%	1.43%[2]	1.40%	1.40%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.43%	1.41%	1.41%	1.40%	1.40%
Interest and fee expense[3]	0.03%	0.08%	0.02%	0.00%	0.00%
Net investment income (loss)	3.51%	3.38%	3.48%	3.55%	3.54%
Portfolio turnover rate	21%	33%	43%	28%	20%

1 Excluding applicable sales charges

2 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

3 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIALHIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended March 31,

CLASS C	2008	2007	2006	2005	2004

Net asset value, beginning of period	$11.29	$ 11.23	$ 11.36	$ 11.64	$ 11.59

Income from investment operations
Net investment income (loss)	0.38	0.37	0.40	0.40	0.41
Net realized and unrealized gains or losses on investments	(0.46)	0.07	(0.14)	(0.28)	0.05
Total from investment operations	(0.08)	0.44	0.26	0.12	0.46

Distributions to shareholders from
Net investment income	(0.39)	(0.38)	(0.39)	(0.40)	(0.41)

Net asset value, end of period	$10.82	$ 11.29	$ 11.23	$ 11.36	$ 11.64

Total return[1]	(0.72%)	4.00%	2.32%	1.10%	4.05%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,896	$11,539	$13,431	$13,453	$16,555
Ratios to average net assets
Expenses including waivers/reimbursements and interest and
fee expense but excluding expense reductions	1.46%	1.49%	1.43%[2]	1.40%	1.40%
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	1.46%	1.49%	1.43%[2]	1.40%	1.40%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.43%	1.41%	1.41%	1.40%	1.40%
Interest and fee expense[3]	0.03%	0.08%	0.02%	0.00%	0.00%
Net investment income (loss)	3.52%	3.38%	3.47%	3.55%	3.54%
Portfolio turnover rate	21%	33%	43%	28%	20%

1 Excluding applicable sales charges

2 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

3 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIALHIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended March 31,

CLASS I	2008	2007	2006	2005	2004

Net asset value, beginning of period	$ 11.31	$ 11.25	$ 11.38	$ 11.67	$ 11.63

Income from investment operations
Net investment income (loss)	0.50	0.49	0.51	0.52	0.53
Net realized and unrealized gains or losses on investments	(0.47)	0.07	(0.13)	(0.29)	0.04
Total from investment operations	0.03	0.56	0.38	0.23	0.57

Distributions to shareholders from
Net investment income	(0.50)	(0.50)	(0.51)	(0.52)	(0.53)

Net asset value, end of period	$ 10.84	$ 11.31	$ 11.25	$ 11.38	$ 11.67

Total return	0.29%	5.04%	3.35%	2.03%	5.01%

Ratios and supplemental data
Net assets, end of period (thousands)	$555,535	$730,018	$781,411	$777,904	$808,098
Ratios to average net assets
Expenses including waivers/reimbursements and interest and
fee expense but excluding expense reductions	0.45%	0.49%	0.43%[1]	0.40%	0.40%
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	0.45%	0.49%	0.43%[1]	0.40%	0.40%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.42%	0.41%	0.41%	0.40%	0.40%
Interest and fee expense[2]	0.03%	0.08%	0.02%	0.00%	0.00%
Net investment income (loss)	4.51%	4.38%	4.47%	4.55%	4.54%
Portfolio turnover rate	21%	33%	43%	28%	20%

1 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

2 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

March 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 98.6%
AIRPORT 3.5%
Allegheny Cnty., PA Arpt. RRB, Pittsburgh Intl. Arpt., Ser. A-1, 5.75%,
01/01/2012	$5,500,000	$5,819,935
Allegheny Cnty., PA Port Auth. Trans. RB:
5.50%, 03/01/2016	2,000,000	2,139,160
5.50%, 03/01/2017	3,750,000	4,010,925
Lehigh & Northampton, PA Arpt. Auth. RB, Ser. A, 6.00%, 05/15/2025	3,000,000	3,029,430
Philadelphia, PA Arpt. Parking Auth. RB, 5.625%, 09/01/2016	3,695,000	3,857,543
Philadelphia, PA IDA Arpt. RB, Philadelphia Arpt. Sys. Proj., Ser. A:
5.50%, 07/01/2016	1,630,000	1,677,677
5.50%, 07/01/2017	1,250,000	1,280,763

		21,815,433

COMMUNITY DEVELOPMENT DISTRICT 0.3%
Henderson, NV Pub. Impt. Dist. RB, 5.25%, 09/01/2026 +	2,500,000	1,788,450

CONTINUING CARE RETIREMENT COMMUNITY 9.8%
Cumberland Cnty., PA Muni. Auth. RB, Diakon Lutheran Ministries Proj., 5.00%,
01/01/2036	12,000,000	9,857,520
Lancaster Cnty., PA Hosp. Auth. RRB, Brethren Vlg. Proj., Ser. A:
5.20%, 07/01/2012	2,075,000	2,101,477
6.10%, 07/01/2022	3,875,000	3,793,083
6.25%, 07/01/2026	2,320,000	2,260,654
Lebanon Cnty., PA Hlth. Facs. Auth. RB, Pleasant View Retirement:
Ser. A:
5.00%, 12/15/2012	1,025,000	1,010,589
5.00%, 12/15/2013	1,075,000	1,056,102
5.00%, 12/15/2014	1,130,000	1,101,660
5.00%, 12/15/2015	1,185,000	1,147,376
5.125%, 12/15/2020	2,650,000	2,411,580
5.30%, 12/15/2026	2,620,000	2,325,774
Ser. B, 4.65%, 12/15/2029	4,625,000	4,569,222
Lees Summit, MO IDA Sr. Living Facs. RB, John Knox Vlg. Obl. Group, Ser. A,
5.125%, 08/15/2026	5,000,000	4,516,600
Maryland Hlth. & Higher Edl. Facs. Auth. RB, King Farm Presbyterian Cmnty. Proj.,
Ser. B, 5.00%, 01/01/2017	1,000,000	950,220
Montgomery Cnty., PA IDA RRB, ACTS Retirement Cmnty., Ser. B:
5.00%, 11/15/2016	1,500,000	1,532,265
5.00%, 11/15/2017	2,360,000	2,396,202
5.00%, 11/15/2022	7,900,000	7,637,088
Pennsylvania EDFA RRB, Colver Proj., Ser. F, 4.625%, 12/01/2018	8,170,000	7,902,187
Pennsylvania EDRB, Dr. Gertrude A. Barber Ctr., 5.90%, 12/01/2030	1,000,000	1,010,740
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB, Air Force Vlg. Obl. Group,
5.125%, 05/15/2027	4,500,000	4,215,645

		61,795,984

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION 15.6%
Allegheny Cnty., PA Higher Ed. Bldg. Auth. RB, Chatham College, Ser. A, 5.375%,
09/01/2028	$6,075,000	$5,833,276
Bucks Cnty., PA IDA RB, Lane Charter Sch. Proj., Ser. A, 4.875%, 03/15/2027	1,700,000	1,443,266
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj., FRN,
5.25%, 12/01/2025 ‡	3,230,000	3,245,956
Chester Cnty., PA IDA RB, Avon Grove Charter Sch. Proj., Ser. A:
5.65%, 12/15/2017	895,000	874,173
6.25%, 12/15/2027	2,370,000	2,219,600
Delaware Cnty., PA College Auth. RB, Haverford College, 5.75%, 11/15/2025	1,000,000	1,053,650
Gettysburg, PA Muni. Auth. College RB, 5.00%, 08/15/2018	1,000,000	1,013,310
Lancaster, PA Higher Ed. Auth. RB, Franklin & Marshall College, Ser. A, 5.25%,
04/15/2014	1,000,000	1,078,600
Latrobe, PA IDA RB, St. Vincent College Proj.:
5.375%, 05/01/2018	2,635,000	2,657,318
5.375%, 05/01/2024	5,600,000	5,543,272
5.60%, 05/01/2021	1,500,000	1,525,095
5.70%, 05/01/2031	1,500,000	1,471,620
Laurens Cnty., SC Sch. Dist. No. 55 Installment Purpose RB, 5.25%, 12/01/2021	2,535,000	2,483,996
Lehigh Cnty., PA Gen. Purpose Auth. RB, Cedar Crest College:
5.00%, 04/01/2021, (Insd. by Radian Group, Inc.)	2,335,000	2,310,809
5.00%, 04/01/2026, (Insd. by Radian Group, Inc.)	1,000,000	958,760
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Arcadia Univ., 5.00%,
04/01/2036, (Insd. by Radian Group, Inc.)	2,000,000	1,826,100
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RRB, Arcadia Univ., 5.00%,
04/01/2027, (Insd. by Radian Group, Inc.)	6,210,000	5,952,720
Pennsylvania Higher Edl. Facs. Auth. College & Univ. RB, Ursinus College, 5.00%,
01/01/2036, (Insd. by Radian Group, Inc.)	1,500,000	1,397,790
Pennsylvania Higher Edl. Facs. Auth. RB:
Thomas Jefferson Univ.:
5.50%, 01/01/2015	415,000	445,556
5.50%, 01/01/2018	325,000	341,429
Ursinus College:
5.375%, 01/01/2020, (Liq.: Radian Group, Inc.)	3,000,000	3,053,910
5.50%, 01/01/2024, (Liq.: Radian Group, Inc.)	1,000,000	1,014,460
Widener Univ.:
5.00%, 07/15/2026	1,300,000	1,237,041
5.00%, 07/15/2039	5,750,000	5,036,712
5.25%, 07/15/2024	2,000,000	1,986,860
5.40%, 07/15/2036	5,500,000	5,188,150
Pennsylvania Higher Edl. Facs. Auth. RRB:
Assn. of Independent Colleges & Univ., Ser. FF2, 5.00%, 12/15/2024	3,070,000	2,988,737
Lasalle Univ., Ser. A, 5.25%, 05/01/2027	4,000,000	3,799,640
Ser. AG, 5.25%, 06/15/2018	2,000,000	2,215,100
Univ. Properties Student Hsg., 5.00%, 08/01/2035, (Insd. by CIFG Svcs., Inc.)	1,750,000	1,624,560
Pennsylvania Pub. Sch. Bldg. Auth. RB, Harrisburg Area Cmnty. College, 5.25%,
04/01/2024, (Insd. by AMBAC)	2,205,000	2,224,184

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Philadelphia, PA IDA RB:
American College of Physicians, 6.00%, 06/15/2030	$5,500,000	$5,712,905
First Philadelphia Charter, Ser. A:
5.30%, 08/15/2017	1,000,000	989,040
5.625%, 08/15/2025	3,540,000	3,275,456
Ser. A, 5.30%, 09/15/2027	5,150,000	4,555,845
Wilkes-Barre, PA Fin. Auth. RRB, Wilkes Univ. Proj.:
5.00%, 03/01/2022	3,315,000	3,192,544
5.00%, 03/01/2027	2,600,000	2,384,096
5.00%, 03/01/2037	5,500,000	4,715,480

		98,871,016

GENERAL OBLIGATION - LOCAL 1.9%
Allegheny Cnty., PA GO, Ser. C-53, 5.50%, 11/01/2015, (Insd. by FGIC)	1,120,000	1,192,554
Loyalsock Township, PA Sch. Dist. GO, 5.375%, 11/01/2017, (Insd. by MBIA)	855,000	915,577
Perkiomen Valley, PA Sch. Dist. GO, 5.50%, 03/01/2017, (Insd. by FSA)	675,000	721,264
Pittsburgh, PA Urban Redev. Auth. GO, Triangle Tax Increment, Ser. A, 6.10%,
05/01/2019	1,090,000	1,141,001
Scranton, PA Sch. Dist. Refunding GO, 5.375%, 04/01/2020	2,855,000	2,928,402
Spring Grove, PA Area Sch. Dist. GO, 5.25%, 04/01/2016	4,690,000	4,877,131

		11,775,929

GENERAL OBLIGATION - STATE 2.4%
Pennsylvania GO, Ser. 2:
6.25%, 07/01/2010	5,000,000	5,413,250
6.25%, 07/01/2011	5,060,000	5,615,082
Puerto Rico GO, Ser. D, 7.00%, 07/01/2010, (Insd. by MBIA)	3,950,000	4,282,037

		15,310,369

HOSPITAL 19.1%
Allegheny Cnty., PA Hosp. Dev. Auth. RB:
Jefferson Regl. Med. Ctr., Ser. A, 5.00%, 05/01/2015	1,950,000	1,980,128
Univ. of Pittsburgh Med. Ctr. Hlth. Sys., Ser. A, 5.00%, 09/01/2018	7,800,000	7,997,184
Allegheny Cnty., PA Hosp. Dev. Auth. RRB, Univ. of Pittsburgh Med. Ctr. Hlth. Sys.,
Ser. B, 5.50%, 12/15/2014, (Insd. by AMBAC)	8,295,000	8,612,118
Berks Cnty., PA Muni. Auth. Hosp. RB, Reading Hosp. & Med. Ctr. Proj., 5.70%,
10/01/2014	2,110,000	2,275,213
Blair Cnty., PA Hosp. Auth. RB, Altoona Hosp. Proj., Ser. A, 5.50%, 07/01/2010	1,000,000	1,016,510
Delaware Hlth. Facs. Auth. RB, Beebe Med. Ctr. Proj., Ser. A, 5.00%, 06/01/2024	1,000,000	911,820
Denver, CO Hlth. & Hosp. Auth. Hlth. Care RRB, Ser. A, 5.00%, 12/01/2019	3,000,000	2,934,960
Erie Cnty., PA Hosp. Auth. RB, Hamot Hlth. Foundation, 5.00%, 11/01/2035,
(Insd. by CIFG Svcs., Inc.)	3,500,000	3,257,590
Geisinger, PA Hlth. Sys. Auth. RRB, Pennsylvania State Geisinger Hlth. Sys., Ser. A,
5.50%, 08/15/2010	1,685,000	1,717,992
Lancaster Cnty., PA Hosp. Auth. RRB, Hlth. Sys., Ser. B, 5.00%, 03/15/2022	2,635,000	2,640,586
Lebanon Cnty., PA Hlth. Facs. Auth. Hlth. Ctr. RB, Good Samaritan Hosp. Proj.,
5.00%, 11/15/2018	4,000,000	3,912,760

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Lehigh Cnty., PA Gen. Purpose Auth. RB, Lehigh Valley Hosp., Inc., Ser. A, 7.00%,
07/01/2016, (Insd. by MBIA)	$2,500,000	$2,890,075
Monroe Cnty., PA Hosp. Auth. RRB, Pocono Med. Ctr.:
5.00%, 01/01/2027	3,530,000	3,205,699
5.125%, 01/01/2037	1,415,000	1,234,050
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. Hosp. RB, Abington Mem. Hosp.,
Ser. A, 5.00%, 06/01/2022	13,835,000	13,778,553
Mount Lebanon, PA Hosp. Auth. RB, St. Clair Mem. Hosp., Ser. A:
5.50%, 07/01/2022	4,400,000	4,456,056
5.625%, 07/01/2032	1,000,000	1,000,090
Pennsylvania Higher Edl. Facs. Auth. RB:
Allegheny Delaware Valley Obl.:
Ser. A, 5.50%, 11/15/2008	3,000,000	2,999,790
Ser. B, 5.875%, 11/15/2021	3,550,000	3,548,083
Univ. of Pennsylvania Med. Ctr. Hlth. Sys., Ser. A:
6.00%, 01/15/2022	6,850,000	7,263,397
6.25%, 01/15/2017	4,000,000	4,379,440
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Jefferson Hlth. Sys., Ser. A:
5.125%, 05/15/2011	3,395,000	3,502,180
5.125%, 05/15/2012	3,555,000	3,657,242
5.125%, 05/15/2018	8,850,000	8,950,713
5.25%, 05/15/2013	3,045,000	3,083,123
5.25%, 05/15/2014	7,390,000	7,641,999
Puerto Rico Indl., Tourist, Edl., Med. & Env. Ctl. Facs. RB, Hosp. Auxilio Mutuo
Obl., 6.25%, 07/01/2024, (Insd. by MBIA)	3,250,000	3,276,780
Puerto Rico Pub. Bldgs. Auth. Gtd. Pub. Ed. & Hlth. Facs. RRB, Ser. M, 5.70%,
07/01/2009	1,800,000	1,841,472
South Central Pennsylvania Gen. Auth. Hosp. RB, Hanover Hosp., Inc.:
5.00%, 12/01/2028	1,000,000	951,670
5.00%, 12/01/2029	1,500,000	1,414,665
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj.:
5.50%, 06/01/2017	2,385,000	2,476,846
6.25%, 06/01/2022	1,750,000	1,836,048

		120,644,832

HOUSING 3.8%
Allegheny Cnty., PA Residential Fin. Auth. SFHRB:
Ser. II-1, 5.80%, 05/01/2021, (Insd. by GNMA)	650,000	657,839
Ser. II-2, 5.90%, 11/01/2032, (Insd. by GNMA)	840,000	845,376
Ser. W, 4.95%, 11/01/2037, (Insd. by GNMA)	2,000,000	1,768,500
Pennsylvania Hsg. Fin. Agcy. SFHRB, Ser. 95-A, 4.875%, 10/01/2031	2,650,000	2,331,470
Pennsylvania Hsg. Fin. Agcy. SFHRRB:
Ser. 65-A, 5.20%, 10/01/2018	4,005,000	4,018,056
Ser. 72-A, 5.25%, 04/01/2021	5,250,000	5,222,175
Ser. 97-B, 3.95%, 10/01/2016	1,000,000	996,070
Ser. 99-A, 5.20%, 10/01/2027	5,000,000	4,781,650

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Philadelphia, PA HFA RB, Ser. A, 5.50%, 12/01/2018, (Insd. by FSA)	$2,615,000	$2,805,869
Pittsburgh, PA Urban Redev. Auth. Mtge. RB, Ser. A, 5.00%, 10/01/2036, (Insd. by
FHLMC, FNMA & GNMA)	895,000	800,318

		24,227,323

INDUSTRIAL DEVELOPMENT REVENUE 4.5%
Bradford Cnty., PA IDA Solid Waste Disposal RRB, Intl. Paper Co. Proj., Ser. A,
4.70%, 03/01/2019	11,000,000	9,838,400
Pennsylvania EDFA Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., Ser. A,
4.70%, 11/01/2021	7,500,000	7,077,000
Schuylkill Cnty., PA IDRB, Pine Grove Landfill, Inc., 5.10%, 10/01/2019	3,800,000	3,843,624
Virgin Islands Pub. Fin. Auth. Refinery Facs. RB, Hovensa Refinery Proj., 4.70%,
07/01/2022	2,000,000	1,696,040
Westmoreland Cnty., PA IDRB, Valley Landfill Proj., 5.10%, 05/01/2018	6,000,000	6,071,640

		28,526,704

LEASE 1.4%
Pennsylvania EDFA RB, 30th Street Station Garage Proj.:
5.00%, 06/01/2013, (Insd. by ACA)	2,900,000	2,927,405
5.80%, 06/01/2023, (Insd. by ACA)	3,515,000	3,479,744
Philadelphia, PA IDA Lease RB, Ser. B, 5.50%, 10/01/2019, (Insd. by FSA)	2,225,000	2,455,132

		8,862,281

MISCELLANEOUS REVENUE 7.5%
Dauphin Cnty., PA Gen. Auth. RB, Office & Parking-Riverfront Office Proj., 6.00%,
01/01/2025	4,000,000	3,446,840
Delaware Valley, PA Regl. Fin. Auth. RB:
Ser. A, 5.50%, 08/01/2028, (Insd. by AMBAC)	20,600,000	21,527,206
Ser. B, 5.60%, 07/01/2017, (Insd. by AMBAC)	2,000,000	2,252,660
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj.,
5.50%, 10/01/2030, (Insd. by ACA)	1,000,000	889,100
New Morgan, PA Muni. Auth. RB, Cmnwlth. Office Proj., Ser. A, 6.50%,
06/01/2025	2,560,000	2,318,182
Pennsylvania IDA EDRB:
5.50%, 07/01/2018, (Insd. by AMBAC)	8,500,000	9,041,025
5.50%, 07/01/2020, (Insd. by AMBAC)	1,560,000	1,659,294
Philadelphia, PA Redev. Auth. RB, Neighborhood Transformation, Ser. A:
5.50%, 04/15/2016	1,000,000	1,072,800
5.50%, 04/15/2017	1,000,000	1,072,800
5.50%, 04/15/2020	925,000	947,404
5.50%, 04/15/2022	500,000	508,845
Pittsburgh, PA Pub. Parking Auth. RRB, Ser. A, 5.00%, 12/01/2020, (Insd. by FGIC)	2,565,000	2,619,352

		47,355,508

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PORT AUTHORITY 0.6%
Delaware River Port Auth. of Pennsylvania & New Jersey RRB, Port Dist. Proj.,
Ser. A, 5.50%, 01/01/2018, (Insd. by FSA)	$3,425,000	$3,635,124

PRE-REFUNDED 19.9%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Pittsburgh Mercy Hlth. Sys.:
5.50%, 08/15/2010, (Insd. by AMBAC)	1,510,000	1,572,484
5.50%, 08/15/2011, (Insd. by AMBAC)	2,445,000	2,546,174
5.625%, 08/15/2018, (Insd. by AMBAC)	2,000,000	2,167,780
5.625%, 08/15/2026, (Insd. by AMBAC)	4,210,000	4,578,207
Allegheny Cnty., PA Port Auth. Trans. RB, 6.25%, 03/01/2017, (Insd. by MBIA)	5,000,000	5,254,400
Allegheny Cnty., PA Redev. Auth. Tax RB, Waterfront Proj.:
Ser. A, 6.30%, 12/15/2018	2,015,000	2,218,455
Ser. B, 6.40%, 12/15/2018	2,340,000	2,582,330
Allegheny Cnty., PA Sanitation Auth. Sewer RB:
5.50%, 12/01/2030, (Insd. by MBIA)	4,550,000	4,939,116
5.75%, 12/01/2014, (Insd. by MBIA)	2,390,000	2,609,689
Arlington Cnty., VA IDA Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys., 5.50%,
07/01/2018	1,000,000	1,097,000
Arlington Cnty., VA IDA MHRB, Woodbury Park Apts., Ser. B, 6.50%, 07/01/2024	965,000	994,780
Bucks Cnty., PA IDA RB, Pennswood Vlg. Proj., Ser. A:
6.00%, 10/01/2027	1,000,000	1,132,570
6.00%, 10/01/2034	1,400,000	1,585,598
Central Bucks, PA Sch. Dist. GO:
5.50%, 05/15/2017	3,750,000	4,129,950
5.50%, 05/15/2019	1,500,000	1,651,980
Dover Township, PA Sewer Auth. RB, 6.25%, 05/01/2012	5,000	5,151
Lancaster Cnty., PA Hosp. Auth. RB, Gen. Hosp. Proj., 5.75%, 03/15/2021	6,560,000	7,344,510
Lexington Cnty., SC Hlth. Svcs. Dist. RRB, 5.50%, 11/01/2032	6,000,000	6,727,320
Medical Univ. of South Carolina Hosp. Auth. Facs. RRB, Ser. A, 6.00%,
08/15/2013	1,605,000	1,807,021
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB:
Catholic Hlth. Sys. East, Ser. C, 5.50%, 11/15/2024	1,565,000	1,764,584
Philadelphia Geriatric Ctr., Ser. A, 7.25%, 12/01/2024	6,000,000	6,582,060
Neshaminy, PA Water Resources Auth. RB, 5.40%, 03/01/2013	865,000	913,734
Northampton Cnty., PA Gen. Purpose Auth. RB, Cnty. Agreement:
5.75%, 10/01/2016	1,560,000	1,747,356
5.75%, 10/01/2017	3,270,000	3,662,727
Pennsbury, PA Sch. Dist. GO:
5.50%, 01/15/2016, (Insd. by FGIC)	1,000,000	1,104,910
5.50%, 01/15/2018, (Insd. by FGIC)	1,000,000	1,104,910
Pennsylvania Convention Ctr. Auth. RB, Ser. A, 6.70%, 09/01/2016, (Insd. by
FGIC)	8,500,000	9,764,035
Pennsylvania Higher Edl. Facs. Auth. RB:
Capital Acquisition, 6.00%, 12/15/2012, (Insd. by MBIA)	1,610,000	1,757,878
Philadelphia Univ., 6.25%, 06/01/2024	2,400,000	2,597,568
Thomas Jefferson Univ., 5.50%, 01/01/2018	675,000	750,418

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Pennsylvania Pub. Sch. Bldg. Auth. RB, Garnet Valley Sch. Dist. Proj.:
5.50%, 02/01/2025	$ 5,000,000	$5,397,100
6.00%, 02/01/2017	2,690,000	2,940,170
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Chestnut Hill College, 6.00%,
10/01/2029	1,500,000	1,613,145
Philadelphia, PA IDA RB, Girard Estate Coal Mining Proj., 5.25%, 11/15/2009	500,000	501,105
Philadelphia, PA Sch. Dist. GO, Ser. B:
5.625%, 08/01/2018	2,500,000	2,777,375
5.625%, 08/01/2019	1,000,000	1,110,950
Pittsburgh, PA Water & Sewer Sys. RB, First Lien, 5.50%, 12/01/2015, (Insd. by
AMBAC)	3,100,000	3,417,006
Pittsburgh, PA Water & Sewer Sys. RRB, 7.25%, 09/01/2014, (Insd. by FGIC)	765,000	869,094
Pottsville, PA Hosp. Auth. RB, Ascension Hlth. Credit, Ser. A, 6.375%, 11/15/2019,
(Insd. by AMBAC)	8,245,000	8,893,552
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	1,410,000	1,475,170
South Central Pennsylvania Gen. Auth. RB, Wellspan Hlth.:
5.375%, 05/15/2028	7,380,000	8,051,211
ETM, 5.375%, 05/15/2028	1,620,000	1,675,550

		125,416,123

RESOURCE RECOVERY 0.7%
Pennsylvania EDFA Resource Recovery RRB, Colver Proj.:
Ser. F, 5.00%, 12/01/2015, (Insd. by AMBAC)	2,500,000	2,597,400
Ser. G, 5.125%, 12/01/2015	2,000,000	1,897,080

		4,494,480

SPECIAL TAX 1.0%
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	705,000	746,250
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A:
5.20%, 10/01/2009	1,000,000	1,018,180
5.50%, 10/01/2013	1,000,000	1,016,210
5.50%, 10/01/2018	500,000	506,320
5.50%, 10/01/2022	1,000,000	1,005,550
5.625%, 10/01/2025	2,250,000	2,259,090

		6,551,600

TRANSPORTATION 2.9%
Pennsylvania Turnpike Commission RB, Ser. A, 5.50%, 12/01/2031, (Insd. by
AMBAC)	2,000,000	2,047,980
Pennsylvania Turnpike Commission RRB, Ser. S:
5.50%, 06/01/2015	6,425,000	6,955,448
5.625%, 06/01/2014	3,595,000	3,907,549
5.625%, 06/01/2014, (Insd. by FGIC)	2,485,000	2,679,104
Southeastern Pennsylvania Trans. Auth. RB, Ser. A, 5.25%, 03/01/2014	2,500,000	2,576,300

		18,166,381

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 3.7%
Allegheny Cnty., PA Sanitation Auth. Sewer RB, 5.50%, 12/01/2030, (Insd. by
MBIA)	$825,000	$837,804
Allegheny Cnty., PA Sanitation Auth. Sewer RRB, 5.375%, 12/01/2018, (Insd. by
MBIA)	2,080,000	2,195,232
Delaware Cnty., PA Regl. Water Quality Ctl. Auth. RB, 5.50%, 05/01/2015, (Insd.
by FGIC)	2,540,000	2,786,761
Philadelphia, PA Water & Wastewater RB, 6.25%, 08/01/2012, (Insd. by MBIA)	4,000,000	4,442,400
Puerto Rico Cmnwlth. Aqueduct & Sewer Auth. RRB, Sr. Lien, Ser. A, 6.00%,
07/01/2044	5,000,000	5,099,150
University Area Joint Auth. of Pennsylvania Sewer RB, 5.25%, 11/01/2014, (Insd.
by MBIA)	4,355,000	4,743,422
Virgin Islands Water & Power Auth. Elec. Sys. RRB:
5.25%, 07/01/2008	1,835,000	1,842,799
5.25%, 07/01/2009	1,370,000	1,387,550

		23,335,118

Total Municipal Obligations (cost $622,022,070)		622,572,655

	Shares	Value

SHORT-TERM INVESTMENTS 0.5%
MUTUAL FUND SHARES 0.5%
Evergreen Institutional Municipal Money Market Fund, Class I, 2.40% q ø
(cost $3,293,672)	3,293,672	3,293,672

Total Investments (cost $625,315,742) 99.1%		625,866,327
Other Assets and Liabilities 0.9%		5,932,945

Net Assets 100.0%		$631,799,272

+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2008

Summary of Abbreviations
ACA	American Credit Association	GO	General Obligation
AMBAC	American Municipal Bond Assurance Corp.	HFA	Housing Finance Authority
EDFA	Economic Development Finance Authority	IDA	Industrial Development Authority
EDRB	Economic Development Revenue Bond	IDRB	Industrial Development Revenue Bond
ETM	Escrow to Maturity	MBIA	Municipal Bond Investors Assurance Corp.
FGIC	Financial Guaranty Insurance Co.	MHRB	Multifamily Housing Revenue Bond
FHLMC	Federal Home Loan Mortgage Corp.	RB	Revenue Bond
FNMA	Federal National Mortgage Association	RRB	Refunding Revenue Bond
FRN	Floating Rate Note	SFHRB	Single Family Housing Revenue Bond
FSA	Financial Security Assurance, Inc.	SFHRRB	Single Family Housing Refunding Revenue Bond
GNMA	Government National Mortgage Association

The following table shows the percent of total investments by geographic location as of March 31, 2008:

Pennsylvania	89.3%
Puerto Rico	2.5%
South Carolina	2.4%
Virgin Islands	1.7%
Missouri	0.7%
Texas	0.7%
New Jersey	0.6%
Colorado	0.5%
Nevada	0.3%
Virginia	0.3%
Delaware	0.2%
Maryland	0.2%
Florida	0.1%
Non-state specific	0.5%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of March 31, 2008 (unaudited):

AAA	39.9%
AA	20.2%
A	11.7%
BBB	20.9%
BB	0.5%
NR	6.8%

100.0%

The following table shows the percent of total investments based on effective maturity as of March 31, 2008 (unaudited):

Less than 1 year	2.3%
1 to 3 year(s)	11.6%
3 to 5 years	10.8%
5 to 10 years	22.4%
10 to 20 years	37.9%
20 to 30 years	13.4%
Greater than 30 years	1.6%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2008

Assets
Investments in securities, at value (cost $622,022,070)	$622,572,655
Investments in affiliated money market fund, at value (cost $3,293,672)	3,293,672

Total investments	625,866,327
Cash	19,031
Receivable for Fund shares sold	455,359
Interest receivable	9,555,160
Prepaid expenses and other assets	24,492

Total assets	635,920,369

Liabilities
Dividends payable	2,108,067
Payable for floating-rate notes issued	1,615,000
Payable for Fund shares redeemed	308,013
Interest and fee expense payable	18,138
Advisory fee payable	3,989
Due to other related parties	2,028
Accrued expenses and other liabilities	65,862

Total liabilities	4,121,097

Net assets	$631,799,272

Net assets represented by
Paid-in capital	$648,879,220
Overdistributed net investment income	(261,561)
Accumulated net realized losses on investments	(17,368,972)
Net unrealized gains on investments	550,585

Total net assets	$631,799,272

Net assets consists of
Class A	$48,044,733
Class B	18,324,314
Class C	9,895,580
Class I	555,534,645

Total net assets	$631,799,272

Shares outstanding (unlimited number of shares authorized)
Class A	4,430,971
Class B	1,696,234
Class C	914,315
Class I	51,235,889

Net asset value per share
Class A	$10.84
Class A — Offering price (based on sales charge of 4.75%)	$11.38
Class B	$10.80
Class C	$10.82
Class I	$10.84

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended March 31, 2008

Investment income
Interest	$35,700,076
Income from affiliate	155,325

Total investment income	35,855,401

Expenses
Advisory fee	1,928,969
Distribution Plan expenses
Class A	154,591
Class B	217,322
Class C	105,031
Administrative services fee	719,270
Transfer agent fees	71,049
Trustees’ fees and expenses	15,377
Printing and postage expenses	26,719
Custodian and accounting fees	203,113
Registration and filing fees	62,356
Professional fees	36,588
Interest and fee expense	209,085
Other	14,527

Total expenses	3,763,997
Less: Expense reductions	(16,072)
Expense reimbursements	(25,765)

Net expenses	3,722,160

Net investment income	32,133,241

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(3,478,656)
Net change in unrealized gains or losses on investments	(27,093,708)

Net realized and unrealized gains or losses on investments	(30,572,364)

Net increase in net assets resulting from operations	$1,560,877

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

		Year Ended March 31,

	2008		2007

Operations
Net investment income		$32,133,241		$36,850,546
Net realized gains or losses on
investments		(3,478,656)		6,455,250
Net change in unrealized gains or losses
on investments		(27,093,708)		(1,156,463)

Net increase in net assets resulting from
operations		1,560,877		42,149,333

Distributions to shareholders from
Net investment income
Class A		(2,203,246)		(2,353,521)
Class B		(764,473)		(946,670)
Class C		(369,853)		(427,638)
Class I		(28,848,657)		(33,295,095)

Total distributions to shareholders		(32,186,229)		(37,022,924)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	508,244	5,651,659	712,043	8,029,258
Class B	41,664	460,871	123,365	1,388,308
Class C	110,743	1,234,243	62,276	699,837
Class I	4,998,905	55,551,060	5,730,969	64,757,001

		62,897,833		74,874,404

Net asset value of shares issued in
reinvestment of distributions
Class A	110,483	1,220,727	108,514	1,225,663
Class B	43,139	475,407	50,944	573,188
Class C	21,101	232,799	22,644	255,263
Class I	54,401	601,489	54,779	618,643

		2,530,422		2,672,757

Automatic conversion of Class B shares
to Class A shares
Class A	133,256	1,483,576	237,554	2,680,866
Class B	(133,737)	(1,483,576)	(238,399)	(2,680,866)

		0		0

Payment for shares redeemed
Class A	(1,231,613)	(13,679,085)	(1,289,949)	(14,575,077)
Class B	(447,819)	(4,944,826)	(545,976)	(6,140,550)
Class C	(239,180)	(2,623,479)	(259,560)	(2,926,305)
Class I	(18,338,875)	(203,603,070)	(10,740,902)	(121,289,109)

		(224,850,460)		(144,931,041)

Net decrease in net assets resulting from
capital share transactions		(159,422,205)		(67,383,880)

Total decrease in net assets		(190,047,557)		(62,257,471)
Net assets
Beginning of period		821,846,829		884,104,300

End of period	$ 631,799,272		$ 821,846,829

Overdistributed net investment income		$(261,561)		$(208,573)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Pennsylvania Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

NOTES TO FINANCIAL STATEMENTS continued

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Interest rate swaps

The Fund may enter into interest rate swap contracts to manage the Fund’s exposure to interest rates. Interest rate swaps involve the exchange between the Fund and another party of their commitments to pay or receive interest based on a notional principal amount.

The value of the swap contract is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. Payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the coun-terparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

e. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

NOTES TO FINANCIAL STATEMENTS continued

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

g. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. The Fund’s income and excise tax returns and all financial records supporting those returns are subject to examination by the federal, Massachusetts and Delaware revenue authorities for all taxable years beginning after March 31, 2004.

h. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.315% and declining to 0.16% as average daily net assets increase. For the year ended March 31, 2008, the advisory fee was equivalent to 0.27% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended March 31, 2008, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $25,765.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS continued

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees were paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended March 31, 2008, EIS received $5,336 from the sale of Class A shares and $37,639 in contingent deferred sales charges from redemptions of Class B shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $153,070,047 and $309,015,550, respectively, for the year ended March 31, 2008.

At March 31, 2008, the Fund had the following Floating-Rate Notes outstanding:

Floating-Rate		Collateral for
Notes	Interest	Floating-Rate
Outstanding	Rate	Notes Outstanding

$1,615,000	2.97%	$3,245,956

During the year ended March 31, 2008, the Fund incurred interest and fee expense relating to Floating-Rate Notes in the amount of $193,725.

On March 31, 2008, the aggregate cost of securities for federal income tax purposes was $625,331,516. The gross unrealized appreciation and depreciation on securities based on tax cost was $19,329,197 and $18,794,386, respectively, with a net unrealized appreciation of $534,811.

NOTES TO FINANCIAL STATEMENTS continued

As of March 31, 2008, the Fund had $16,636,112 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2009	2012	2013	2014	2016

$8,975,891	$1,869,064	$1,438,502	$894,209	$3,458,446

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of March, 31, 2008, the Fund incurred and will elect to defer post-October losses of $717,086.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended March 31, 2008, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2008, the components of distributable earnings on a tax basis were as follows:

Capital Loss
Undistributed		Carryovers and	Temporary
Exempt-Interest	Unrealized	Post-October	Book/Tax
Income	Appreciation	Losses	Differences

$1,877,680	$534,811	$17,353,198	$(2,139,241)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to inverse floating-rate obligations. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended March 31,

	2008	2007

Ordinary Income	$ 109,543	$ 162,643
Exempt-Interest Income	32,076,686	36,860,281

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or

NOTES TO FINANCIAL STATEMENTS continued

losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%.

During the year ended March 31, 2008, the Fund had average borrowings outstanding of $304,762 at an average rate of 5.04% and paid interest of $15,360.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of

NOTES TO FINANCIAL STATEMENTS continued

Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Pennsylvania Municipal Bond Fund, a series of the Evergreen Municipal Trust, as of March 31, 2008 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These finan-cial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2008 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Pennsylvania Municipal Bond Fund as of March 31, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 27, 2008

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended March 31, 2008, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.67%. The percentage of distributions subject to the federal alternative minimum tax and Pennsylvania state income tax will be reported to shareholders in January 2009.

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TRUSTEES AND OFFICERS

TRUSTEES

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 12/12/1970	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1	Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30,
2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of
December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen
Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.
2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566394rv5 04/2008

Item 2 – Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 – Audit Committee Financial Expert

Charles A. Austin III and Patricia B. Norris have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the five series of the Registrant’s annual financial statements for the fiscal years ended March 31, 2008 and March 31, 2007, and fees billed for other services rendered by KPMG LLP.

	2007	2006
Audit fees	$124,900	$114,400
Audit-related fees (1)	16,250	0
Tax fees (2)	11,838	5,159
Non-audit fees (3)	1,082,374	813,367
All other fees	0	0

Total fees	$1,235,362	$932,926

(1)	Audit-related fees consists primarily of fees for merger activity.

(2)	Tax fees consists of fees for tax consultation, tax compliance and tax review.

(3)

Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Multi-Sector Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund
Evergreen Global Dividend Opportunity Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants
Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 – Controls and Procedures

(a)

The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)  Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)  Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By:
Dennis H. Ferro
Principal Executive Officer
Date: May 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro
Principal Executive Officer
Date: May 23, 2008
By:
Kasey Phillips
Principal Financial Officer
Date: May 23, 2008